N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.67%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,513
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.67%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,513
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.27%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.67%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,299	Highest Annual Cost: $2,513
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,299
Highest Annual Cost [Dollars]	$ 2,513
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.67%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.67%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.67%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class Adviser: AllianceBernstein L.P. Subadviser: N/A	0.77%	-26.99%	7.96%	10.64%
US Fund Large Value	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-3.14%	6.29%	9.52%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.81%	-23.00%	1.18%	4.94%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-33.71%	7.40%	10.22%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Institutional Class* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.97%	-14.75%	3.14%	8.70%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.54%	-7.57%	5.63%	8.48%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class Y (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.15%	-17.47%	-0.83%	1.44%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Retail Class* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	0.92%	-12.78%	-0.26%	1.63%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	0.73%	-34.07%	6.32%	12.37%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	0.83%	-4.57%	10.37%	12.78%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	-32.03%	2.61%	7.62%
US Fund High Yield Bond	MassMutual High Yield Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.65%	-11.09%	1.97%	4.38%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	0.75%	-24.18%	7.02%	11.68%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.57%	-15.27%	3.39%	6.00%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.64%	-16.65%	4.28%	6.91%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.63%	-17.10%	5.06%	7.61%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.59%	-14.20%	2.23%	3.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.75%	-15.80%	6.92%	10.91%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.52%	-15.48%	-0.06%	1.58%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Advisor Class* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.72%	-5.95%	-2.56%	-0.39%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class I Adviser: Victory Capital Management Inc. Subadviser: N/A	0.58%	-2.52%	10.02%	13.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class* (Formerly Virtus Water Fund. Formerly Virtus AllianzGI Water Fund) Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & PheLPs Investment Management Co	0.93%	-20.80%	6.38%	8.09%

Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class Adviser: AllianceBernstein L.P. Subadviser: N/A	0.77%	-26.99%	7.96%	10.64%
US Fund Large Value	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-3.14%	6.29%	9.52%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.81%	-23.00%	1.18%	4.94%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-33.71%	7.40%	10.22%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Institutional Class* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.97%	-14.75%	3.14%	8.70%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.54%	-7.57%	5.63%	8.48%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class Y (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.15%	-17.47%	-0.83%	1.44%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Retail Class* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	0.92%	-12.78%	-0.26%	1.63%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	0.73%	-34.07%	6.32%	12.37%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	0.83%	-4.57%	10.37%	12.78%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.94%	-32.03%	2.61%	7.62%
US Fund High Yield Bond	MassMutual High Yield Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.65%	-11.09%	1.97%	4.38%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	0.75%	-24.18%	7.02%	11.68%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.57%	-15.27%	3.39%	6.00%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.64%	-16.65%	4.28%	6.91%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.63%	-17.10%	5.06%	7.61%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.59%	-14.20%	2.23%	3.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.75%	-15.80%	6.92%	10.91%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.52%	-15.48%	-0.06%	1.58%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Advisor Class* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.72%	-5.95%	-2.56%	-0.39%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class I Adviser: Victory Capital Management Inc. Subadviser: N/A	0.58%	-2.52%	10.02%	13.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class* (Formerly Virtus Water Fund. Formerly Virtus AllianzGI Water Fund) Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & PheLPs Investment Management Co	0.93%	-20.80%	6.38%	8.09%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPEUS Fund Natural Resources
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(20.80%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions New Jersey Institutions of Higher Ed. | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions New Jersey Institutions of Higher Ed. | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions New Jersey Institutions of Higher Ed. | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions New Jersey Institutions of Higher Ed. | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions New Jersey Institutions of Higher Ed. | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions New Jersey Institutions of Higher Ed. | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions New Jersey Institutions of Higher Ed. | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions New Jersey Institutions of Higher Ed. | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions New Jersey Institutions of Higher Ed. | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions New Jersey Institutions of Higher Ed. | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions New Jersey Institutions of Higher Ed. | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions New Jersey Institutions of Higher Ed. | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions New Jersey Institutions of Higher Ed. | ABSustainableGlobalThematicFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic Fund - Advisor Class
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(26.99%)
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(3.14%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions New Jersey Institutions of Higher Ed. | BlackRockSandP500IndexVIFundClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Premier Solutions New Jersey Institutions of Higher Ed. | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Solutions New Jersey Institutions of Higher Ed. | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions New Jersey Institutions of Higher Ed. | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions New Jersey Institutions of Higher Ed. | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions New Jersey Institutions of Higher Ed. | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions New Jersey Institutions of Higher Ed. | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(33.71%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions New Jersey Institutions of Higher Ed. | GoldmanSachsSmallCapValueFundInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(24.30%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(30.94%)
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoEquityandIncomeFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class Y
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(7.57%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoEQVEmergingMarketsAllCapFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class Y (Formerly Invesco Emerging Markets All Cap Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	(0.83%)
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions New Jersey Institutions of Higher Ed. | LoomisSaylesBondFundRetailClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Retail Class*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(12.78%)
Average Annual Total Returns, 5 Years [Percent]	(0.26%)
Average Annual Total Returns, 10 Years [Percent]	1.63%
Premier Solutions New Jersey Institutions of Higher Ed. | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(23.88%)
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualBlueChipGrowthFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(34.07%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualEquityOpportunitiesFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualGlobalFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(32.03%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualHighYieldFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MassMutual High Yield Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(11.09%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualMidCapGrowthFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(24.18%)
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorgan2025FundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(15.27%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorgan2035FundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorgan2045FundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(14.20%)
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCapOpportunitiesFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualStrategicBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	1.58%
Premier Solutions New Jersey Institutions of Higher Ed. | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Solutions New Jersey Institutions of Higher Ed. | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions New Jersey Institutions of Higher Ed. | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions New Jersey Institutions of Higher Ed. | TempletonGlobalBondFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions New Jersey Institutions of Higher Ed. | VictorySycamoreEstablishedValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class I
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.56%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Premier Solutions New Jersey Institutions of Higher Ed. | VirtusDuffandPhelpsWaterFundInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Water Fund - Institutional Class* (Formerly Virtus Water Fund. Formerly Virtus AllianzGI Water Fund)
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & PheLPs Investment Management Co
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(2.52%)
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	13.23%
Premier Solutions New Jersey Institutions of Higher Ed. | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Premier Solutions New Jersey Institutions of Higher Ed. | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Premier Solutions New Jersey Institutions of Higher Ed. | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions New Jersey Institutions of Higher Ed. | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions New Jersey Institutions of Higher Ed. | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions New Jersey Institutions of Higher Ed. | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,620
Surrender Expense, 3 Years, Maximum [Dollars]	12,128
Surrender Expense, 5 Years, Maximum [Dollars]	16,718
Surrender Expense, 10 Years, Maximum [Dollars]	33,040
Annuitized Expense, 1 Year, Maximum [Dollars]	2,993
Annuitized Expense, 3 Years, Maximum [Dollars]	9,218
Annuitized Expense, 5 Years, Maximum [Dollars]	15,689
Annuitized Expense, 10 Years, Maximum [Dollars]	33,010
No Surrender Expense, 1 Year, Maximum [Dollars]	3,023
No Surrender Expense, 3 Years, Maximum [Dollars]	9,248
No Surrender Expense, 5 Years, Maximum [Dollars]	15,719
No Surrender Expense, 10 Years, Maximum [Dollars]	33,040
Premier Solutions New Jersey Institutions of Higher Ed. | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,426
Surrender Expense, 3 Years, Maximum [Dollars]	11,538
Surrender Expense, 5 Years, Maximum [Dollars]	15,712
Surrender Expense, 10 Years, Maximum [Dollars]	31,085
Annuitized Expense, 1 Year, Maximum [Dollars]	2,788
Annuitized Expense, 3 Years, Maximum [Dollars]	8,608
Annuitized Expense, 5 Years, Maximum [Dollars]	14,682
Annuitized Expense, 10 Years, Maximum [Dollars]	31,055
No Surrender Expense, 1 Year, Maximum [Dollars]	2,818
No Surrender Expense, 3 Years, Maximum [Dollars]	8,638
No Surrender Expense, 5 Years, Maximum [Dollars]	14,712
No Surrender Expense, 10 Years, Maximum [Dollars]	31,085
Premier Solutions New Jersey Institutions of Higher Ed. | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,231
Surrender Expense, 3 Years, Maximum [Dollars]	10,945
Surrender Expense, 5 Years, Maximum [Dollars]	14,696
Surrender Expense, 10 Years, Maximum [Dollars]	29,091
Annuitized Expense, 1 Year, Maximum [Dollars]	2,583
Annuitized Expense, 3 Years, Maximum [Dollars]	7,995
Annuitized Expense, 5 Years, Maximum [Dollars]	13,667
Annuitized Expense, 10 Years, Maximum [Dollars]	29,061
No Surrender Expense, 1 Year, Maximum [Dollars]	2,613
No Surrender Expense, 3 Years, Maximum [Dollars]	8,025
No Surrender Expense, 5 Years, Maximum [Dollars]	13,697
No Surrender Expense, 10 Years, Maximum [Dollars]	29,091
Premier Solutions New Jersey Institutions of Higher Ed. | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,133
Surrender Expense, 3 Years, Maximum [Dollars]	10,647
Surrender Expense, 5 Years, Maximum [Dollars]	14,185
Surrender Expense, 10 Years, Maximum [Dollars]	28,079
Annuitized Expense, 1 Year, Maximum [Dollars]	2,481
Annuitized Expense, 3 Years, Maximum [Dollars]	7,688
Annuitized Expense, 5 Years, Maximum [Dollars]	13,156
Annuitized Expense, 10 Years, Maximum [Dollars]	28,049
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,718
No Surrender Expense, 5 Years, Maximum [Dollars]	13,186
No Surrender Expense, 10 Years, Maximum [Dollars]	28,079
Premier Solutions New Jersey Institutions of Higher Ed. | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,036
Surrender Expense, 3 Years, Maximum [Dollars]	10,349
Surrender Expense, 5 Years, Maximum [Dollars]	13,672
Surrender Expense, 10 Years, Maximum [Dollars]	27,057
Annuitized Expense, 1 Year, Maximum [Dollars]	2,378
Annuitized Expense, 3 Years, Maximum [Dollars]	7,381
Annuitized Expense, 5 Years, Maximum [Dollars]	12,643
Annuitized Expense, 10 Years, Maximum [Dollars]	27,027
No Surrender Expense, 1 Year, Maximum [Dollars]	2,408
No Surrender Expense, 3 Years, Maximum [Dollars]	7,411
No Surrender Expense, 5 Years, Maximum [Dollars]	12,673
No Surrender Expense, 10 Years, Maximum [Dollars]	27,057
Premier Solutions New Jersey Institutions of Higher Ed. | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,890
Surrender Expense, 3 Years, Maximum [Dollars]	9,901
Surrender Expense, 5 Years, Maximum [Dollars]	12,899
Surrender Expense, 10 Years, Maximum [Dollars]	25,504
Annuitized Expense, 1 Year, Maximum [Dollars]	2,224
Annuitized Expense, 3 Years, Maximum [Dollars]	6,918
Annuitized Expense, 5 Years, Maximum [Dollars]	11,869
Annuitized Expense, 10 Years, Maximum [Dollars]	25,474
No Surrender Expense, 1 Year, Maximum [Dollars]	2,254
No Surrender Expense, 3 Years, Maximum [Dollars]	6,948
No Surrender Expense, 5 Years, Maximum [Dollars]	11,899
No Surrender Expense, 10 Years, Maximum [Dollars]	25,504
Premier Solutions New Jersey Institutions of Higher Ed. | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,744
Surrender Expense, 3 Years, Maximum [Dollars]	9,451
Surrender Expense, 5 Years, Maximum [Dollars]	12,120
Surrender Expense, 10 Years, Maximum [Dollars]	23,929
Annuitized Expense, 1 Year, Maximum [Dollars]	2,071
Annuitized Expense, 3 Years, Maximum [Dollars]	6,453
Annuitized Expense, 5 Years, Maximum [Dollars]	11,091
Annuitized Expense, 10 Years, Maximum [Dollars]	23,899
No Surrender Expense, 1 Year, Maximum [Dollars]	2,101
No Surrender Expense, 3 Years, Maximum [Dollars]	6,483
No Surrender Expense, 5 Years, Maximum [Dollars]	11,121
No Surrender Expense, 10 Years, Maximum [Dollars]	23,929
Premier Solutions New Jersey Institutions of Higher Ed. | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,549
Surrender Expense, 3 Years, Maximum [Dollars]	8,849
Surrender Expense, 5 Years, Maximum [Dollars]	11,075
Surrender Expense, 10 Years, Maximum [Dollars]	21,791
Annuitized Expense, 1 Year, Maximum [Dollars]	1,866
Annuitized Expense, 3 Years, Maximum [Dollars]	5,832
Annuitized Expense, 5 Years, Maximum [Dollars]	10,045
Annuitized Expense, 10 Years, Maximum [Dollars]	21,761
No Surrender Expense, 1 Year, Maximum [Dollars]	1,896
No Surrender Expense, 3 Years, Maximum [Dollars]	5,862
No Surrender Expense, 5 Years, Maximum [Dollars]	10,075
No Surrender Expense, 10 Years, Maximum [Dollars]	21,791
Premier Solutions New Jersey Institutions of Higher Ed. | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,403
Surrender Expense, 3 Years, Maximum [Dollars]	8,394
Surrender Expense, 5 Years, Maximum [Dollars]	10,285
Surrender Expense, 10 Years, Maximum [Dollars]	20,161
Annuitized Expense, 1 Year, Maximum [Dollars]	1,712
Annuitized Expense, 3 Years, Maximum [Dollars]	5,364
Annuitized Expense, 5 Years, Maximum [Dollars]	9,255
Annuitized Expense, 10 Years, Maximum [Dollars]	20,131
No Surrender Expense, 1 Year, Maximum [Dollars]	1,742
No Surrender Expense, 3 Years, Maximum [Dollars]	5,394
No Surrender Expense, 5 Years, Maximum [Dollars]	9,285
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 20,161
Premier Solutions Standard (Series A)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.97%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 3,453
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.97%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.91%	-36.11%	6.11%	10.17%
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.12%	-29.63%	9.50%	13.36%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Large Value	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-4.18%	7.79%	11.00%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.78%	-13.72%	-0.32%	0.74%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.08%	1.46%	7.40%	9.93%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Inflation- Protected Bond	American Century Inflation- Adjusted Bond Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	-12.55%	1.33%	0.39%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-32.64%	10.77%	13.73%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund) Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	-18.15%	8.70%	7.40%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	9%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	-20.30%	8.25%	11.50%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Mid-Cap Blend	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008) Adviser: BlackRock Advisors, LLC Subadviser: N/A	0.73%	-16.80%	6.25%	9.69%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	BlackRock Impact Mortgage Fund - Investor A Shares* (Formerly BlackRock U.S. Government Bond Portfolio) Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.86%	-13.38%	-0.61%	0.27%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	-37.52%	7.70%	12.73%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.12%	-25.51%	1.87%	7.69%
US Fund Large Value	ClearBridge All Cap Value Fund - Class A (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.14%	-7.75%	3.73%	8.20%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Small Value	ClearBridge Small Cap Value Fund - Class A* Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.35%	-12.09%	2.03%	6.48%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	-36.80%	-0.73%	3.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	-8.91%	4.66%	10.04%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.01%	1.17%	6.48%	9.67%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006) Adviser: DWS Investment Management Americas, Inc. Subadviser: RREEF America L.L.C.	0.97%	-27.63%	4.03%	6.35%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	0.99%	-9.75%	9.36%	11.34%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Large Growth	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-24.81%	11.77%	14.12%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-11.47%	9.13%	14.13%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.89%	-28.64%	3.26%	9.08%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	-0.50%	0.82%	0.52%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.37%	-21.70%	-2.03%	3.04%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Allocation-- 30% to 50% Equity	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.88%	-17.22%	-1.64%	1.98%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008) Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.82%	-13.90%	0.25%	1.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	-14.36%	2.48%	4.99%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	-15.83%	3.80%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	-14.29%	2.12%	3.32%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-17.20%	9.34%	12.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.28%	-18.80%	0.41%	4.82%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.21%	-16.67%	-1.16%	0.76%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-10.86%	1.43%	3.46%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.23%	-28.10%	10.20%	11.98%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-22.79%	10.48%	13.41%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	4.94%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	-22.21%	-1.63%	1.04%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0%	1.07%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	-19.49%	3.55%	9.69%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	-34.21%	2.16%	6.99%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Allocation-- 50% to 70% Equity	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	0.99%	-17.19%	5.38%	7.94%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7%	11.06%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5795

Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.91%	-36.11%	6.11%	10.17%
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.12%	-29.63%	9.50%	13.36%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Large Value	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-4.18%	7.79%	11.00%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.78%	-13.72%	-0.32%	0.74%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.08%	1.46%	7.40%	9.93%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Inflation- Protected Bond	American Century Inflation- Adjusted Bond Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	-12.55%	1.33%	0.39%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-32.64%	10.77%	13.73%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund) Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	-18.15%	8.70%	7.40%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	9%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	-20.30%	8.25%	11.50%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Mid-Cap Blend	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008) Adviser: BlackRock Advisors, LLC Subadviser: N/A	0.73%	-16.80%	6.25%	9.69%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	BlackRock Impact Mortgage Fund - Investor A Shares* (Formerly BlackRock U.S. Government Bond Portfolio) Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.86%	-13.38%	-0.61%	0.27%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	-37.52%	7.70%	12.73%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.12%	-25.51%	1.87%	7.69%
US Fund Large Value	ClearBridge All Cap Value Fund - Class A (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.14%	-7.75%	3.73%	8.20%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Small Value	ClearBridge Small Cap Value Fund - Class A* Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.35%	-12.09%	2.03%	6.48%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	-36.80%	-0.73%	3.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	-8.91%	4.66%	10.04%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.01%	1.17%	6.48%	9.67%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006) Adviser: DWS Investment Management Americas, Inc. Subadviser: RREEF America L.L.C.	0.97%	-27.63%	4.03%	6.35%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	0.99%	-9.75%	9.36%	11.34%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Large Growth	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-24.81%	11.77%	14.12%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-11.47%	9.13%	14.13%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.89%	-28.64%	3.26%	9.08%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	-0.50%	0.82%	0.52%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.37%	-21.70%	-2.03%	3.04%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Allocation-- 30% to 50% Equity	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.88%	-17.22%	-1.64%	1.98%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008) Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.82%	-13.90%	0.25%	1.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	-14.36%	2.48%	4.99%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	-15.83%	3.80%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	-14.29%	2.12%	3.32%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-17.20%	9.34%	12.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.28%	-18.80%	0.41%	4.82%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.21%	-16.67%	-1.16%	0.76%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-10.86%	1.43%	3.46%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.23%	-28.10%	10.20%	11.98%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-22.79%	10.48%	13.41%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	4.94%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	-22.21%	-1.63%	1.04%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0%	1.07%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	-19.49%	3.55%	9.69%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	-34.21%	2.16%	6.99%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Allocation-- 50% to 70% Equity	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	0.99%	-17.19%	5.38%	7.94%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7%	11.06%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Premier Solutions Standard (Series A) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard (Series A) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard (Series A) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard (Series A) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard (Series A) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard (Series A) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard (Series A) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard (Series A) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Standard (Series A) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard (Series A) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard (Series A) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard (Series A) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard (Series A) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions Standard (Series A) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Standard (Series A) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series A) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions Standard (Series A) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Solutions Standard (Series A) | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Standard (Series A) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions Standard (Series A) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Standard (Series A) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series A) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series A) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Standard (Series A) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series A) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Solutions Standard (Series A) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series A) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series A) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Solutions Standard (Series A) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Standard (Series A) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Solutions Standard (Series A) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard (Series A) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series A) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions Standard (Series A) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard (Series A) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Solutions Standard (Series A) | ABDiscoveryGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	AB Discovery Growth Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(36.11%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Standard (Series A) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Solutions Standard (Series A) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard (Series A) | ABGlobalRiskAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(9.96%)
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Solutions Standard (Series A) | ABGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	AB Growth Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.63%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	13.36%
Premier Solutions Standard (Series A) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Premier Solutions Standard (Series A) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Standard (Series A) | ABRelativeValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Premier Solutions Standard (Series A) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Standard (Series A) | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(7.01%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard (Series A) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(36.81%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Solutions Standard (Series A) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(35.28%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Standard (Series A) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(38.17%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Premier Solutions Standard (Series A) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series A) | AllspringCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Allspring Core Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.74%
Premier Solutions Standard (Series A) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Premier Solutions Standard (Series A) | AllspringInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.56%)
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Solutions Standard (Series A) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Premier Solutions Standard (Series A) | AmericanCenturyEquityGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.10%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Solutions Standard (Series A) | AmericanCenturyFocusedLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Focused Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Premier Solutions Standard (Series A) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Premier Solutions Standard (Series A) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(28.28%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Solutions Standard (Series A) | AmericanCenturyInflationAdjustedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	American Century Inflation-Adjusted Bond Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.55%)
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	0.39%
Premier Solutions Standard (Series A) | AmericanCenturyUltraFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Ultra®Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	10.77%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Premier Solutions Standard (Series A) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Solutions Standard (Series A) | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Standard (Series A) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Premier Solutions Standard (Series A) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Solutions Standard (Series A) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series A) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Premier Solutions Standard (Series A) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Solutions Standard (Series A) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Standard (Series A) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Standard (Series A) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.93%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Premier Solutions Standard (Series A) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Standard (Series A) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Standard (Series A) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Premier Solutions Standard (Series A) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Standard (Series A) | AMGGWandKSmallMidCapCoreFundClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	AMG GW&K Small/Mid Cap Core Fund - Class N (Formerly AMG GW&K Small/Mid Cap Fund)
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Premier Solutions Standard (Series A) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Solutions Standard (Series A) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Solutions Standard (Series A) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series A) | BlackRockAdvantageLargeCapCoreFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(20.30%)
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Premier Solutions Standard (Series A) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.37%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Solutions Standard (Series A) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(25.18%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Standard (Series A) | BlackRockAdvantageSMIDCapFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(16.80%)
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Solutions Standard (Series A) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Premier Solutions Standard (Series A) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Standard (Series A) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.05%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Premier Solutions Standard (Series A) | BlackRockImpactMortgageFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	BlackRock Impact Mortgage Fund - Investor A Shares* (Formerly BlackRock U.S. Government Bond Portfolio)
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.27%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Solutions Standard (Series A) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.22%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Solutions Standard (Series A) | BlackRockMidCapGrowthEquityPortfolioInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(37.52%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	12.73%
Premier Solutions Standard (Series A) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Solutions Standard (Series A) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series A) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Standard (Series A) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Standard (Series A) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Standard (Series A) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Solutions Standard (Series A) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Standard (Series A) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Standard (Series A) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Solutions Standard (Series A) | ClearBridgeAggressiveGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A) | ClearBridgeAggressiveGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(25.51%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series A) | ClearBridgeAllCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge All Cap Value Fund - Class A (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(7.75%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Premier Solutions Standard (Series A) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Standard (Series A) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.23%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Standard (Series A) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Premier Solutions Standard (Series A) | ClearBridgeSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	ClearBridge Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(12.09%)
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Premier Solutions Standard (Series A) | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Standard (Series A) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.01%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Standard (Series A) | ColumbiaAcornInternationalSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Columbia Acorn®International Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(36.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.73%)
Average Annual Total Returns, 10 Years [Percent]	3.28%
Premier Solutions Standard (Series A) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions Standard (Series A) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Premier Solutions Standard (Series A) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.68%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Premier Solutions Standard (Series A) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.04%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Premier Solutions Standard (Series A) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Solutions Standard (Series A) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Premier Solutions Standard (Series A) | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Standard (Series A) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.69%)
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	18.16%
Premier Solutions Standard (Series A) | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(31.23%)
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Premier Solutions Standard (Series A) | DavisFinancialFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Financial
Portfolio Company Name [Text Block]	Davis Financial Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(8.91%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Premier Solutions Standard (Series A) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Standard (Series A) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Standard (Series A) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Standard (Series A) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Premier Solutions Standard (Series A) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Premier Solutions Standard (Series A) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Standard (Series A) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard (Series A) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Standard (Series A) | DWSCROCIEquityDividendFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	DWS CROCI® Equity Dividend Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Premier Solutions Standard (Series A) | DWSEmergingMarketsFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	(0.95%)
Premier Solutions Standard (Series A) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Premier Solutions Standard (Series A) | DWSRREEFRealEstateSecuritiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(27.63%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Premier Solutions Standard (Series A) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Solutions Standard (Series A) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Standard (Series A) | EatonVanceDividendBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Premier Solutions Standard (Series A) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Premier Solutions Standard (Series A) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Standard (Series A) | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Premier Solutions Standard (Series A) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series A) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Premier Solutions Standard (Series A) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Standard (Series A) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Standard (Series A) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Premier Solutions Standard (Series A) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Solutions Standard (Series A) | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Solutions Standard (Series A) | FidelityAdvisorEquityGrowthFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(24.81%)
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	14.12%
Premier Solutions Standard (Series A) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Standard (Series A) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Solutions Standard (Series A) | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Standard (Series A) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Premier Solutions Standard (Series A) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Premier Solutions Standard (Series A) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.09%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Standard (Series A) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Solutions Standard (Series A) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Standard (Series A) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series A) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Solutions Standard (Series A) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Premier Solutions Standard (Series A) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Standard (Series A) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series A) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.62%)
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.85%
Premier Solutions Standard (Series A) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Solutions Standard (Series A) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Standard (Series A) | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Premier Solutions Standard (Series A) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Standard (Series A) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(26.68%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Standard (Series A) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Standard (Series A) | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Solutions Standard (Series A) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Solutions Standard (Series A) | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.67%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard (Series A) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Solutions Standard (Series A) | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Premier Solutions Standard (Series A) | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(19.20%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Premier Solutions Standard (Series A) | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Premier Solutions Standard (Series A) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A) | HartfordHealthcareHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.47%)
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	14.13%
Premier Solutions Standard (Series A) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(15.07%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Solutions Standard (Series A) | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Premier Solutions Standard (Series A) | HartfordSmallCapGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(28.64%)
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Standard (Series A) | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.07%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.83%
Premier Solutions Standard (Series A) | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.41%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Standard (Series A) | HartfordUltrashortBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(0.50%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.52%
Premier Solutions Standard (Series A) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Standard (Series A) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Premier Solutions Standard (Series A) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Standard (Series A) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions Standard (Series A) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Solutions Standard (Series A) | InvescoEQVEuropeanEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Europe Stock
Portfolio Company Name [Text Block]	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.70%)
Average Annual Total Returns, 5 Years [Percent]	(2.03%)
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Solutions Standard (Series A) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Standard (Series A) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Solutions Standard (Series A) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Premier Solutions Standard (Series A) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Solutions Standard (Series A) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Standard (Series A) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Solutions Standard (Series A) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Standard (Series A) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard (Series A) | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Premier Solutions Standard (Series A) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Standard (Series A) | InvescoMultiAssetIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Invesco Multi-Asset Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.64%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
Premier Solutions Standard (Series A) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Premier Solutions Standard (Series A) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Solutions Standard (Series A) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Solutions Standard (Series A) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(20.60%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Premier Solutions Standard (Series A) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Standard (Series A) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Standard (Series A) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Solutions Standard (Series A) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Standard (Series A) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Premier Solutions Standard (Series A) | JanusHendersonFlexibleBondFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions Standard (Series A) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series A) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Premier Solutions Standard (Series A) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Standard (Series A) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Standard (Series A) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Solutions Standard (Series A) | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Standard (Series A) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions Standard (Series A) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Solutions Standard (Series A) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Standard (Series A) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Solutions Standard (Series A) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Standard (Series A) | LordAbbettBondDebentureFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.68%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Premier Solutions Standard (Series A) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard (Series A) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Premier Solutions Standard (Series A) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Premier Solutions Standard (Series A) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Solutions Standard (Series A) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.87%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Premier Solutions Standard (Series A) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Premier Solutions Standard (Series A) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Solutions Standard (Series A) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.28%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Premier Solutions Standard (Series A) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Solutions Standard (Series A) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard (Series A) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Premier Solutions Standard (Series A) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.07%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Premier Solutions Standard (Series A) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC;Jackson Square Partners, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(44.35%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard (Series A) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Solutions Standard (Series A) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2020FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	2.48%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2030FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.32%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.10%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.54%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.72%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Premier Solutions Standard (Series A) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Standard (Series A) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Premier Solutions Standard (Series A) | MFSCoreEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.35%
Premier Solutions Standard (Series A) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Solutions Standard (Series A) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Premier Solutions Standard (Series A) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series A) | MFSInternationalNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(18.80%)
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard (Series A) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Standard (Series A) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A) | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(36.20%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Premier Solutions Standard (Series A) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Premier Solutions Standard (Series A) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Solutions Standard (Series A) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Solutions Standard (Series A) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Solutions Standard (Series A) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.60%)
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Solutions Standard (Series A) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Standard (Series A) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Premier Solutions Standard (Series A) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Standard (Series A) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Solutions Standard (Series A) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(40.73%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Premier Solutions Standard (Series A) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Solutions Standard (Series A) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Standard (Series A) | PIMCOEmergingMarketsBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(16.67%)
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Premier Solutions Standard (Series A) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Standard (Series A) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Standard (Series A) | PioneerEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(8.21%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.13%
Premier Solutions Standard (Series A) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Premier Solutions Standard (Series A) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Solutions Standard (Series A) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.81%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Standard (Series A) | PioneerHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Pioneer High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(10.86%)
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Standard (Series A) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Standard (Series A) | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.27%)
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Premier Solutions Standard (Series A) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Standard (Series A) | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	13.03%
Premier Solutions Standard (Series A) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Solutions Standard (Series A) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Standard (Series A) | PutnamSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Putnam Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.10%)
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Premier Solutions Standard (Series A) | PutnamSustainableLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.41%
Premier Solutions Standard (Series A) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Standard (Series A) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Standard (Series A) | RussellLifePointsBalancedStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Balanced Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Standard (Series A) | RussellLifePointsConservativeStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Conservative Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.96%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Premier Solutions Standard (Series A) | RussellLifePointsEquityGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Equity Growth Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Premier Solutions Standard (Series A) | RussellLifePointsGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Growth Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Premier Solutions Standard (Series A) | RussellLifePointsModerateStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Moderate Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Premier Solutions Standard (Series A) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Standard (Series A) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Premier Solutions Standard (Series A) | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.43%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Premier Solutions Standard (Series A) | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.60%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Premier Solutions Standard (Series A) | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.10%)
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Standard (Series A) | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Premier Solutions Standard (Series A) | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.42%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Solutions Standard (Series A) | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard (Series A) | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.27%)
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Premier Solutions Standard (Series A) | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Premier Solutions Standard (Series A) | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.56%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Standard (Series A) | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Premier Solutions Standard (Series A) | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.69%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Standard (Series A) | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Premier Solutions Standard (Series A) | TempletonDevelopingMarketsTrustClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Templeton Developing Markets Trust - Class A*
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Inv Mgmt Ltd
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	(22.21%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Premier Solutions Standard (Series A) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Premier Solutions Standard (Series A) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series A) | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Standard (Series A) | TheHartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Solutions Standard (Series A) | TheHartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.68%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Premier Solutions Standard (Series A) | TheHartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Premier Solutions Standard (Series A) | TheHartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Solutions Standard (Series A) | TheHartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.02%)
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Premier Solutions Standard (Series A) | TheHartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Premier Solutions Standard (Series A) | TheHartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard (Series A) | TheHartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Premier Solutions Standard (Series A) | TheHartfordHealthcareFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Premier Solutions Standard (Series A) | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Solutions Standard (Series A) | TheHartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Premier Solutions Standard (Series A) | TheHartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.36%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Solutions Standard (Series A) | TheHartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Solutions Standard (Series A) | TheHartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Standard (Series A) | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard (Series A) | ThornburgInternationalEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Premier Solutions Standard (Series A) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapCoreFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(19.49%)
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.42%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(34.21%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	6.99%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Premier Solutions Standard (Series A) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series A) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Solutions Standard (Series A) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Solutions Standard (Series A) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Standard (Series A) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series A) | UBSDynamicAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Macro Trading
Portfolio Company Name [Text Block]	UBS Dynamic Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(5.42%)
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	0.83%
Premier Solutions Standard (Series A) | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Solutions Standard (Series A) | UBSUSAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	UBS U.S. Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.19%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Premier Solutions Standard (Series A) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Standard (Series A) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Standard (Series A) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	12.87%
Premier Solutions Standard (Series A) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Standard (Series A) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Solutions Standard (Series A) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Standard (Series A) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(14.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Premier Solutions Standard (Series A) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard (Series A) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Solutions Standard (Series A) | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard (Series A) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard (Series A) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard (Series A) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard (Series A) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,886
Surrender Expense, 3 Years, Maximum [Dollars]	15,908
Surrender Expense, 5 Years, Maximum [Dollars]	22,991
Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Annuitized Expense, 1 Year, Maximum [Dollars]	4,326
Annuitized Expense, 3 Years, Maximum [Dollars]	13,120
Annuitized Expense, 5 Years, Maximum [Dollars]	22,028
Annuitized Expense, 10 Years, Maximum [Dollars]	44,802
No Surrender Expense, 1 Year, Maximum [Dollars]	4,356
No Surrender Expense, 3 Years, Maximum [Dollars]	13,150
No Surrender Expense, 5 Years, Maximum [Dollars]	22,058
No Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Premier Solutions Standard (Series A) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,691
Surrender Expense, 3 Years, Maximum [Dollars]	15,333
Surrender Expense, 5 Years, Maximum [Dollars]	22,049
Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Annuitized Expense, 1 Year, Maximum [Dollars]	4,121
Annuitized Expense, 3 Years, Maximum [Dollars]	12,527
Annuitized Expense, 5 Years, Maximum [Dollars]	21,076
Annuitized Expense, 10 Years, Maximum [Dollars]	43,088
No Surrender Expense, 1 Year, Maximum [Dollars]	4,151
No Surrender Expense, 3 Years, Maximum [Dollars]	12,557
No Surrender Expense, 5 Years, Maximum [Dollars]	21,106
No Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Premier Solutions Standard (Series A) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,497
Surrender Expense, 3 Years, Maximum [Dollars]	14,756
Surrender Expense, 5 Years, Maximum [Dollars]	21,098
Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Annuitized Expense, 1 Year, Maximum [Dollars]	3,916
Annuitized Expense, 3 Years, Maximum [Dollars]	11,931
Annuitized Expense, 5 Years, Maximum [Dollars]	20,115
Annuitized Expense, 10 Years, Maximum [Dollars]	41,338
No Surrender Expense, 1 Year, Maximum [Dollars]	3,946
No Surrender Expense, 3 Years, Maximum [Dollars]	11,961
No Surrender Expense, 5 Years, Maximum [Dollars]	20,145
No Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Premier Solutions Standard (Series A) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,399
Surrender Expense, 3 Years, Maximum [Dollars]	14,466
Surrender Expense, 5 Years, Maximum [Dollars]	20,620
Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Annuitized Expense, 1 Year, Maximum [Dollars]	3,813
Annuitized Expense, 3 Years, Maximum [Dollars]	11,632
Annuitized Expense, 5 Years, Maximum [Dollars]	19,631
Annuitized Expense, 10 Years, Maximum [Dollars]	40,449
No Surrender Expense, 1 Year, Maximum [Dollars]	3,843
No Surrender Expense, 3 Years, Maximum [Dollars]	11,662
No Surrender Expense, 5 Years, Maximum [Dollars]	19,661
No Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Premier Solutions Standard (Series A) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,302
Surrender Expense, 3 Years, Maximum [Dollars]	14,176
Surrender Expense, 5 Years, Maximum [Dollars]	20,140
Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Annuitized Expense, 1 Year, Maximum [Dollars]	3,711
Annuitized Expense, 3 Years, Maximum [Dollars]	11,332
Annuitized Expense, 5 Years, Maximum [Dollars]	19,146
Annuitized Expense, 10 Years, Maximum [Dollars]	39,552
No Surrender Expense, 1 Year, Maximum [Dollars]	3,741
No Surrender Expense, 3 Years, Maximum [Dollars]	11,362
No Surrender Expense, 5 Years, Maximum [Dollars]	19,176
No Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Premier Solutions Standard (Series A) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,156
Surrender Expense, 3 Years, Maximum [Dollars]	13,740
Surrender Expense, 5 Years, Maximum [Dollars]	19,416
Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Annuitized Expense, 1 Year, Maximum [Dollars]	3,557
Annuitized Expense, 3 Years, Maximum [Dollars]	10,882
Annuitized Expense, 5 Years, Maximum [Dollars]	18,414
Annuitized Expense, 10 Years, Maximum [Dollars]	38,189
No Surrender Expense, 1 Year, Maximum [Dollars]	3,587
No Surrender Expense, 3 Years, Maximum [Dollars]	10,912
No Surrender Expense, 5 Years, Maximum [Dollars]	18,444
No Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Premier Solutions Standard (Series A) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,010
Surrender Expense, 3 Years, Maximum [Dollars]	13,302
Surrender Expense, 5 Years, Maximum [Dollars]	18,687
Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Annuitized Expense, 1 Year, Maximum [Dollars]	3,403
Annuitized Expense, 3 Years, Maximum [Dollars]	10,430
Annuitized Expense, 5 Years, Maximum [Dollars]	17,677
Annuitized Expense, 10 Years, Maximum [Dollars]	36,805
No Surrender Expense, 1 Year, Maximum [Dollars]	3,433
No Surrender Expense, 3 Years, Maximum [Dollars]	10,460
No Surrender Expense, 5 Years, Maximum [Dollars]	17,707
No Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Premier Solutions Standard (Series A) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,815
Surrender Expense, 3 Years, Maximum [Dollars]	12,716
Surrender Expense, 5 Years, Maximum [Dollars]	17,709
Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Annuitized Expense, 1 Year, Maximum [Dollars]	3,198
Annuitized Expense, 3 Years, Maximum [Dollars]	9,825
Annuitized Expense, 5 Years, Maximum [Dollars]	16,687
Annuitized Expense, 10 Years, Maximum [Dollars]	34,927
No Surrender Expense, 1 Year, Maximum [Dollars]	3,228
No Surrender Expense, 3 Years, Maximum [Dollars]	9,855
No Surrender Expense, 5 Years, Maximum [Dollars]	16,717
No Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Premier Solutions Standard (Series A) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,669
Surrender Expense, 3 Years, Maximum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	16,969
Surrender Expense, 10 Years, Maximum [Dollars]	33,523
Annuitized Expense, 1 Year, Maximum [Dollars]	3,044
Annuitized Expense, 3 Years, Maximum [Dollars]	9,370
Annuitized Expense, 5 Years, Maximum [Dollars]	15,939
Annuitized Expense, 10 Years, Maximum [Dollars]	33,493
No Surrender Expense, 1 Year, Maximum [Dollars]	3,074
No Surrender Expense, 3 Years, Maximum [Dollars]	9,400
No Surrender Expense, 5 Years, Maximum [Dollars]	15,969
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,523
Premier Solutions State of Connecticut
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred
Sales Charge (“CDSC”) if you fully or partially surrender your
Participant Account Value during the first five Contract Years. No
CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first
Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for
Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.14%	1.16%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,139
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred
Sales Charge (“CDSC”) if you fully or partially surrender your
Participant Account Value during the first five Contract Years. No
CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first
Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for
Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.14%	1.16%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,139
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.16%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,299	Highest Annual Cost: $2,139
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,299
Highest Annual Cost [Dollars]	$ 2,139
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott
Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting
https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.16%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.16%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.16%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.73%	-1.57%	6.29%	9.46%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-35.58%	4.22%	9.72%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.89%	-19.61%	6.29%	8.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-21.95%	8.05%	11.70%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	-32.64%	7.52%	11.34%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3572
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.73%	-1.57%	6.29%	9.46%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-35.58%	4.22%	9.72%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.89%	-19.61%	6.29%	8.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-21.95%	8.05%	11.70%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	-32.64%	7.52%	11.34%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3572
Premier Solutions State of Connecticut | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions State of Connecticut | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions State of Connecticut | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions State of Connecticut | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions State of Connecticut | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions State of Connecticut | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions State of Connecticut | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions State of Connecticut | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions State of Connecticut | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions State of Connecticut | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions State of Connecticut | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions State of Connecticut | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions State of Connecticut | BlackRockSandP500IndexVIFundClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Premier Solutions State of Connecticut | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Premier Solutions State of Connecticut | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(24.30%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Premier Solutions State of Connecticut | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(30.94%)
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Premier Solutions State of Connecticut | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Premier Solutions State of Connecticut | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions State of Connecticut | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions State of Connecticut | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(23.88%)
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Premier Solutions State of Connecticut | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions State of Connecticut | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Premier Solutions State of Connecticut | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Solutions State of Connecticut | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions State of Connecticut | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Premier Solutions State of Connecticut | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Premier Solutions State of Connecticut | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(5.14%)
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	12.98%
Premier Solutions State of Connecticut | InvescoDiversifiedDividendFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(1.57%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Premier Solutions State of Connecticut | InvescoSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(35.58%)
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions State of Connecticut | JanusHendersonGlobalResearchFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Premier Solutions State of Connecticut | MFSCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(21.95%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions State of Connecticut | MFSMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Premier Solutions State of Connecticut | MFSValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.53%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions State of Connecticut | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions State of Connecticut | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions State of Connecticut | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions State of Connecticut | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,124
Surrender Expense, 3 Years, Maximum [Dollars]	10,617
Surrender Expense, 5 Years, Maximum [Dollars]	14,134
Surrender Expense, 10 Years, Maximum [Dollars]	27,977
Annuitized Expense, 1 Year, Maximum [Dollars]	2,470
Annuitized Expense, 3 Years, Maximum [Dollars]	7,658
Annuitized Expense, 5 Years, Maximum [Dollars]	13,105
Annuitized Expense, 10 Years, Maximum [Dollars]	27,947
No Surrender Expense, 1 Year, Maximum [Dollars]	2,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,688
No Surrender Expense, 5 Years, Maximum [Dollars]	13,135
No Surrender Expense, 10 Years, Maximum [Dollars]	27,977
Premier Solutions State of Connecticut | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,929
Surrender Expense, 3 Years, Maximum [Dollars]	10,020
Surrender Expense, 5 Years, Maximum [Dollars]	13,106
Surrender Expense, 10 Years, Maximum [Dollars]	25,921
Annuitized Expense, 1 Year, Maximum [Dollars]	2,265
Annuitized Expense, 3 Years, Maximum [Dollars]	7,041
Annuitized Expense, 5 Years, Maximum [Dollars]	12,076
Annuitized Expense, 10 Years, Maximum [Dollars]	25,891
No Surrender Expense, 1 Year, Maximum [Dollars]	2,295
No Surrender Expense, 3 Years, Maximum [Dollars]	7,071
No Surrender Expense, 5 Years, Maximum [Dollars]	12,106
No Surrender Expense, 10 Years, Maximum [Dollars]	25,921
Premier Solutions State of Connecticut | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,734
Surrender Expense, 3 Years, Maximum [Dollars]	9,421
Surrender Expense, 5 Years, Maximum [Dollars]	12,068
Surrender Expense, 10 Years, Maximum [Dollars]	23,823
Annuitized Expense, 1 Year, Maximum [Dollars]	2,060
Annuitized Expense, 3 Years, Maximum [Dollars]	6,422
Annuitized Expense, 5 Years, Maximum [Dollars]	11,039
Annuitized Expense, 10 Years, Maximum [Dollars]	23,793
No Surrender Expense, 1 Year, Maximum [Dollars]	2,090
No Surrender Expense, 3 Years, Maximum [Dollars]	6,452
No Surrender Expense, 5 Years, Maximum [Dollars]	11,069
No Surrender Expense, 10 Years, Maximum [Dollars]	23,823
Premier Solutions State of Connecticut | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,637
Surrender Expense, 3 Years, Maximum [Dollars]	9,120
Surrender Expense, 5 Years, Maximum [Dollars]	11,546
Surrender Expense, 10 Years, Maximum [Dollars]	22,758
Annuitized Expense, 1 Year, Maximum [Dollars]	1,958
Annuitized Expense, 3 Years, Maximum [Dollars]	6,112
Annuitized Expense, 5 Years, Maximum [Dollars]	10,517
Annuitized Expense, 10 Years, Maximum [Dollars]	22,728
No Surrender Expense, 1 Year, Maximum [Dollars]	1,988
No Surrender Expense, 3 Years, Maximum [Dollars]	6,142
No Surrender Expense, 5 Years, Maximum [Dollars]	10,547
No Surrender Expense, 10 Years, Maximum [Dollars]	22,758
Premier Solutions State of Connecticut | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,539
Surrender Expense, 3 Years, Maximum [Dollars]	8,819
Surrender Expense, 5 Years, Maximum [Dollars]	11,022
Surrender Expense, 10 Years, Maximum [Dollars]	21,683
Annuitized Expense, 1 Year, Maximum [Dollars]	1,855
Annuitized Expense, 3 Years, Maximum [Dollars]	5,801
Annuitized Expense, 5 Years, Maximum [Dollars]	9,993
Annuitized Expense, 10 Years, Maximum [Dollars]	21,653
No Surrender Expense, 1 Year, Maximum [Dollars]	1,885
No Surrender Expense, 3 Years, Maximum [Dollars]	5,831
No Surrender Expense, 5 Years, Maximum [Dollars]	10,023
No Surrender Expense, 10 Years, Maximum [Dollars]	21,683
Premier Solutions State of Connecticut | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,393
Surrender Expense, 3 Years, Maximum [Dollars]	8,362
Surrender Expense, 5 Years, Maximum [Dollars]	10,232
Surrender Expense, 10 Years, Maximum [Dollars]	20,051
Annuitized Expense, 1 Year, Maximum [Dollars]	1,702
Annuitized Expense, 3 Years, Maximum [Dollars]	5,333
Annuitized Expense, 5 Years, Maximum [Dollars]	9,202
Annuitized Expense, 10 Years, Maximum [Dollars]	20,021
No Surrender Expense, 1 Year, Maximum [Dollars]	1,732
No Surrender Expense, 3 Years, Maximum [Dollars]	5,363
No Surrender Expense, 5 Years, Maximum [Dollars]	9,232
No Surrender Expense, 10 Years, Maximum [Dollars]	20,051
Premier Solutions State of Connecticut | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,247
Surrender Expense, 3 Years, Maximum [Dollars]	7,893
Surrender Expense, 5 Years, Maximum [Dollars]	9,437
Surrender Expense, 10 Years, Maximum [Dollars]	18,394
Annuitized Expense, 1 Year, Maximum [Dollars]	1,548
Annuitized Expense, 3 Years, Maximum [Dollars]	4,864
Annuitized Expense, 5 Years, Maximum [Dollars]	8,407
Annuitized Expense, 10 Years, Maximum [Dollars]	18,364
No Surrender Expense, 1 Year, Maximum [Dollars]	1,578
No Surrender Expense, 3 Years, Maximum [Dollars]	4,894
No Surrender Expense, 5 Years, Maximum [Dollars]	8,437
No Surrender Expense, 10 Years, Maximum [Dollars]	18,394
Premier Solutions State of Connecticut | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,053
Surrender Expense, 3 Years, Maximum [Dollars]	7,265
Surrender Expense, 5 Years, Maximum [Dollars]	8,369
Surrender Expense, 10 Years, Maximum [Dollars]	16,147
Annuitized Expense, 1 Year, Maximum [Dollars]	1,343
Annuitized Expense, 3 Years, Maximum [Dollars]	4,236
Annuitized Expense, 5 Years, Maximum [Dollars]	7,339
Annuitized Expense, 10 Years, Maximum [Dollars]	16,117
No Surrender Expense, 1 Year, Maximum [Dollars]	1,373
No Surrender Expense, 3 Years, Maximum [Dollars]	4,266
No Surrender Expense, 5 Years, Maximum [Dollars]	7,369
No Surrender Expense, 10 Years, Maximum [Dollars]	16,147
Premier Solutions State of Connecticut | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	5,907
Surrender Expense, 3 Years, Maximum [Dollars]	6,793
Surrender Expense, 5 Years, Maximum [Dollars]	7,562
Surrender Expense, 10 Years, Maximum [Dollars]	14,433
Annuitized Expense, 1 Year, Maximum [Dollars]	1,189
Annuitized Expense, 3 Years, Maximum [Dollars]	3,764
Annuitized Expense, 5 Years, Maximum [Dollars]	6,532
Annuitized Expense, 10 Years, Maximum [Dollars]	14,403
No Surrender Expense, 1 Year, Maximum [Dollars]	1,219
No Surrender Expense, 3 Years, Maximum [Dollars]	3,794
No Surrender Expense, 5 Years, Maximum [Dollars]	6,562
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 14,433
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.35%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,212	Highest Annual Cost: $2,287
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.35%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,212	Highest Annual Cost: $2,287
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.04%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.35%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,212	Highest Annual Cost: $2,287
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,212
Highest Annual Cost [Dollars]	$ 2,287
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.04%	1.35%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.04%	1.35%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.04%
Portfolio Company Expenses Maximum [Percent]	1.35%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-31.43%	9.50%	12.37%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	-14.72%	7.09%	10.37%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	-12.14%	5.48%	8.21%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.78%	-17.30%	4.24%	7.57%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.81%	-23.00%	1.18%	4.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	-30.74%	7.19%	11.54%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.20%	-13.21%	4.30%	7.75%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-15.83%	4.12%	6.11%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-17.09%	4.99%	7.26%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.71%	5.03%	7.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.64%	4.90%	6.46%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-14.85%	2.94%	4.13%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.60%	-14.55%	1.26%	4.18%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-24.97%	-2.19%	1.48%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.86%	-24.57%	3.04%	6.06%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	-9.97%	9.66%	12.60%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	0.73%	-34.07%	6.32%	12.37%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.03%	-18.74%	7.11%	10.74%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.72%	-12.08%	1.86%	0.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.71%	-14.30%	-0.22%	0.86%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-18.15%	9.39%	12.52%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-18.71%	7.32%	11.10%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-17.61%	5.94%	10.11%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-13.16%	-6.00E-05	1.00%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-19.53%	8.71%	12.08%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	-2.97%	7.12%	10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.98%	-21.23%	5.48%	9.41%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-7969
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-31.43%	9.50%	12.37%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	-14.72%	7.09%	10.37%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	-12.14%	5.48%	8.21%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.78%	-17.30%	4.24%	7.57%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.81%	-23.00%	1.18%	4.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	-30.74%	7.19%	11.54%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.20%	-13.21%	4.30%	7.75%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-15.83%	4.12%	6.11%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-17.09%	4.99%	7.26%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.71%	5.03%	7.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.64%	4.90%	6.46%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-14.85%	2.94%	4.13%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.60%	-14.55%	1.26%	4.18%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-24.97%	-2.19%	1.48%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.86%	-24.57%	3.04%	6.06%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	-9.97%	9.66%	12.60%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	0.73%	-34.07%	6.32%	12.37%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.03%	-18.74%	7.11%	10.74%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.72%	-12.08%	1.86%	0.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.71%	-14.30%	-0.22%	0.86%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-18.15%	9.39%	12.52%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-18.71%	7.32%	11.10%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-17.61%	5.94%	10.11%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-13.16%	-6.00E-05	1.00%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-19.53%	8.71%	12.08%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	-2.97%	7.12%	10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.98%	-21.23%	5.48%	9.41%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-7969
State of Iowa Retirement Investors Club 403(b) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
State of Iowa Retirement Investors Club 403(b) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
State of Iowa Retirement Investors Club 403(b) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
State of Iowa Retirement Investors Club 403(b) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
State of Iowa Retirement Investors Club 403(b) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
State of Iowa Retirement Investors Club 403(b) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
State of Iowa Retirement Investors Club 403(b) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
State of Iowa Retirement Investors Club 403(b) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
State of Iowa Retirement Investors Club 403(b) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
State of Iowa Retirement Investors Club 403(b) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
State of Iowa Retirement Investors Club 403(b) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
State of Iowa Retirement Investors Club 403(b) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
State of Iowa Retirement Investors Club 403(b) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
State of Iowa Retirement Investors Club 403(b) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
State of Iowa Retirement Investors Club 403(b) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
State of Iowa Retirement Investors Club 403(b) | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
State of Iowa Retirement Investors Club 403(b) | MassMutualBlueChipGrowthFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(34.07%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	12.37%
State of Iowa Retirement Investors Club 403(b) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
State of Iowa Retirement Investors Club 403(b) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
State of Iowa Retirement Investors Club 403(b) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
State of Iowa Retirement Investors Club 403(b) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
State of Iowa Retirement Investors Club 403(b) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
State of Iowa Retirement Investors Club 403(b) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
State of Iowa Retirement Investors Club 403(b) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
State of Iowa Retirement Investors Club 403(b) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
State of Iowa Retirement Investors Club 403(b) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
State of Iowa Retirement Investors Club 403(b) | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
State of Iowa Retirement Investors Club 403(b) | MFSValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.53%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	10.25%
State of Iowa Retirement Investors Club 403(b) | AmericanCenturyGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(31.43%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.37%
State of Iowa Retirement Investors Club 403(b) | AmericanCenturySmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(14.72%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.37%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsAmericanBalancedFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.14%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	8.21%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(17.30%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	7.57%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsTheGrowthFundofAmericaClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(30.74%)
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	11.54%
State of Iowa Retirement Investors Club 403(b) | ArtisanMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.75%
State of Iowa Retirement Investors Club 403(b) | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(31.22%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	9.93%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2030FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.11%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2040FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	7.26%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2050FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.71%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.70%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2060FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2060 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.64%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	6.46%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamicRetirementFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(14.85%)
Average Annual Total Returns, 5 Years [Percent]	2.94%
Average Annual Total Returns, 10 Years [Percent]	4.13%
State of Iowa Retirement Investors Club 403(b) | BNYMellonInternationalStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BNY Mellon International Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.55%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.18%
State of Iowa Retirement Investors Club 403(b) | InvescoDevelopingMarketsFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class Y
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(24.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
State of Iowa Retirement Investors Club 403(b) | InvescoRealEstateFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	6.06%
State of Iowa Retirement Investors Club 403(b) | JPMorganMidCapGrowthClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth - Class R3*
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(9.97%)
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	12.60%
State of Iowa Retirement Investors Club 403(b) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
State of Iowa Retirement Investors Club 403(b) | NeubergerBermanSustainableEquityFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	10.74%
State of Iowa Retirement Investors Club 403(b) | PIMCORealReturnFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.79%
State of Iowa Retirement Investors Club 403(b) | PIMCOTotalReturnFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
State of Iowa Retirement Investors Club 403(b) | Vanguard500IndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard 500 Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	12.52%
State of Iowa Retirement Investors Club 403(b) | VanguardMidCapIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(18.71%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	11.10%
State of Iowa Retirement Investors Club 403(b) | VanguardSmallCapIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Vanguard Small-Cap Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(17.61%)
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	10.11%
State of Iowa Retirement Investors Club 403(b) | VanguardTotalBondMarketIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(13.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.00006%)
Average Annual Total Returns, 10 Years [Percent]	1.00%
State of Iowa Retirement Investors Club 403(b) | VanguardTotalStockMarketIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	12.08%
State of Iowa Retirement Investors Club 403(b) | VictoryRSValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory RS Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(2.97%)
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	10.00%
State of Iowa Retirement Investors Club 403(b) | VictoryMunderMidCapCoreGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class Y
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.41%
State of Iowa Retirement Investors Club 403(b) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
State of Iowa Retirement Investors Club 403(b) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
State of Iowa Retirement Investors Club 403(b) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
State of Iowa Retirement Investors Club 403(b) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,309
Surrender Expense, 3 Years, Maximum [Dollars]	11,182
Surrender Expense, 5 Years, Maximum [Dollars]	15,103
Surrender Expense, 10 Years, Maximum [Dollars]	29,894
Annuitized Expense, 1 Year, Maximum [Dollars]	2,665
Annuitized Expense, 3 Years, Maximum [Dollars]	8,241
Annuitized Expense, 5 Years, Maximum [Dollars]	14,074
Annuitized Expense, 10 Years, Maximum [Dollars]	29,864
No Surrender Expense, 1 Year, Maximum [Dollars]	2,695
No Surrender Expense, 3 Years, Maximum [Dollars]	8,271
No Surrender Expense, 5 Years, Maximum [Dollars]	14,104
No Surrender Expense, 10 Years, Maximum [Dollars]	29,894
State of Iowa Retirement Investors Club 403(b) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,114
Surrender Expense, 3 Years, Maximum [Dollars]	10,588
Surrender Expense, 5 Years, Maximum [Dollars]	14,083
Surrender Expense, 10 Years, Maximum [Dollars]	27,875
Annuitized Expense, 1 Year, Maximum [Dollars]	2,460
Annuitized Expense, 3 Years, Maximum [Dollars]	7,627
Annuitized Expense, 5 Years, Maximum [Dollars]	13,053
Annuitized Expense, 10 Years, Maximum [Dollars]	27,845
No Surrender Expense, 1 Year, Maximum [Dollars]	2,490
No Surrender Expense, 3 Years, Maximum [Dollars]	7,657
No Surrender Expense, 5 Years, Maximum [Dollars]	13,083
No Surrender Expense, 10 Years, Maximum [Dollars]	27,875
State of Iowa Retirement Investors Club 403(b) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,919
Surrender Expense, 3 Years, Maximum [Dollars]	9,991
Surrender Expense, 5 Years, Maximum [Dollars]	13,054
Surrender Expense, 10 Years, Maximum [Dollars]	25,817
Annuitized Expense, 1 Year, Maximum [Dollars]	2,255
Annuitized Expense, 3 Years, Maximum [Dollars]	7,010
Annuitized Expense, 5 Years, Maximum [Dollars]	12,024
Annuitized Expense, 10 Years, Maximum [Dollars]	25,787
No Surrender Expense, 1 Year, Maximum [Dollars]	2,285
No Surrender Expense, 3 Years, Maximum [Dollars]	7,040
No Surrender Expense, 5 Years, Maximum [Dollars]	12,054
No Surrender Expense, 10 Years, Maximum [Dollars]	25,817
State of Iowa Retirement Investors Club 403(b) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,841
Surrender Expense, 3 Years, Maximum [Dollars]	9,751
Surrender Expense, 5 Years, Maximum [Dollars]	12,640
Surrender Expense, 10 Years, Maximum [Dollars]	24,982
Annuitized Expense, 1 Year, Maximum [Dollars]	2,173
Annuitized Expense, 3 Years, Maximum [Dollars]	6,763
Annuitized Expense, 5 Years, Maximum [Dollars]	11,610
Annuitized Expense, 10 Years, Maximum [Dollars]	24,952
No Surrender Expense, 1 Year, Maximum [Dollars]	2,203
No Surrender Expense, 3 Years, Maximum [Dollars]	6,793
No Surrender Expense, 5 Years, Maximum [Dollars]	11,640
No Surrender Expense, 10 Years, Maximum [Dollars]	24,982
State of Iowa Retirement Investors Club 403(b) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,725
Surrender Expense, 3 Years, Maximum [Dollars]	9,391
Surrender Expense, 5 Years, Maximum [Dollars]	12,016
Surrender Expense, 10 Years, Maximum [Dollars]	23,717
Annuitized Expense, 1 Year, Maximum [Dollars]	2,050
Annuitized Expense, 3 Years, Maximum [Dollars]	6,391
Annuitized Expense, 5 Years, Maximum [Dollars]	10,987
Annuitized Expense, 10 Years, Maximum [Dollars]	23,687
No Surrender Expense, 1 Year, Maximum [Dollars]	2,080
No Surrender Expense, 3 Years, Maximum [Dollars]	6,421
No Surrender Expense, 5 Years, Maximum [Dollars]	11,017
No Surrender Expense, 10 Years, Maximum [Dollars]	23,717
State of Iowa Retirement Investors Club 403(b) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,578
Surrender Expense, 3 Years, Maximum [Dollars]	8,940
Surrender Expense, 5 Years, Maximum [Dollars]	11,232
Surrender Expense, 10 Years, Maximum [Dollars]	22,115
Annuitized Expense, 1 Year, Maximum [Dollars]	1,896
Annuitized Expense, 3 Years, Maximum [Dollars]	5,925
Annuitized Expense, 5 Years, Maximum [Dollars]	10,202
Annuitized Expense, 10 Years, Maximum [Dollars]	22,085
No Surrender Expense, 1 Year, Maximum [Dollars]	1,926
No Surrender Expense, 3 Years, Maximum [Dollars]	5,955
No Surrender Expense, 5 Years, Maximum [Dollars]	10,232
No Surrender Expense, 10 Years, Maximum [Dollars]	22,115
State of Iowa Retirement Investors Club 403(b) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,432
Surrender Expense, 3 Years, Maximum [Dollars]	8,487
Surrender Expense, 5 Years, Maximum [Dollars]	10,443
Surrender Expense, 10 Years, Maximum [Dollars]	20,489
Annuitized Expense, 1 Year, Maximum [Dollars]	1,743
Annuitized Expense, 3 Years, Maximum [Dollars]	5,458
Annuitized Expense, 5 Years, Maximum [Dollars]	9,414
Annuitized Expense, 10 Years, Maximum [Dollars]	20,459
No Surrender Expense, 1 Year, Maximum [Dollars]	1,773
No Surrender Expense, 3 Years, Maximum [Dollars]	5,488
No Surrender Expense, 5 Years, Maximum [Dollars]	9,444
No Surrender Expense, 10 Years, Maximum [Dollars]	20,489
State of Iowa Retirement Investors Club 403(b) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,238
Surrender Expense, 3 Years, Maximum [Dollars]	7,862
Surrender Expense, 5 Years, Maximum [Dollars]	9,384
Surrender Expense, 10 Years, Maximum [Dollars]	18,283
Annuitized Expense, 1 Year, Maximum [Dollars]	1,538
Annuitized Expense, 3 Years, Maximum [Dollars]	4,833
Annuitized Expense, 5 Years, Maximum [Dollars]	8,354
Annuitized Expense, 10 Years, Maximum [Dollars]	18,253
No Surrender Expense, 1 Year, Maximum [Dollars]	1,568
No Surrender Expense, 3 Years, Maximum [Dollars]	4,863
No Surrender Expense, 5 Years, Maximum [Dollars]	8,384
No Surrender Expense, 10 Years, Maximum [Dollars]	18,283
State of Iowa Retirement Investors Club 403(b) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,092
Surrender Expense, 3 Years, Maximum [Dollars]	7,391
Surrender Expense, 5 Years, Maximum [Dollars]	8,583
Surrender Expense, 10 Years, Maximum [Dollars]	16,600
Annuitized Expense, 1 Year, Maximum [Dollars]	1,384
Annuitized Expense, 3 Years, Maximum [Dollars]	4,362
Annuitized Expense, 5 Years, Maximum [Dollars]	7,553
Annuitized Expense, 10 Years, Maximum [Dollars]	16,570
No Surrender Expense, 1 Year, Maximum [Dollars]	1,414
No Surrender Expense, 3 Years, Maximum [Dollars]	4,392
No Surrender Expense, 5 Years, Maximum [Dollars]	7,583
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 16,600
Premier Solutions Standard (Series II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.41%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,324	Highest Annual Cost: $3,069
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.41%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,324	Highest Annual Cost: $3,069
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.17%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.41%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,324	Highest Annual Cost: $3,069
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,324
Highest Annual Cost [Dollars]	$ 3,069
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.17%	2.41%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.17%	2.41%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	2.41%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-32.64%	10.77%	13.73%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser: N/A	1.10%	-12.43%	4.87%	9.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Ariel Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser: N/A	0.98%	-18.82%	4.62%	9.96%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.20%	-13.21%	4.30%	7.75%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-15.83%	4.12%	6.11%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-17.09%	4.99%	7.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.71%	5.03%	7.70%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-14.85%	2.94%	4.13%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Blend	CRM Mid Cap Value Fund - Investor Shares Adviser: Cramer Rosenthal McGlynn LLC Subadviser: N/A	1.15%	-9.37%	8.41%	10.98%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	-18.96%	9.56%	13.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-23%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.64%	-28.46%	3.52%	9.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Large Value	Hotchkis and Wiley Large Cap Value Fund - Class A Adviser: Hotchkis & Wiley Capital Management LLC Subadviser: N/A	1.18%	-5.50%	5.88%	10.60%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser: N/A	1.29%	-5.76%	4.44%	7.97%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.36%	-22.08%	4.16%	8.44%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.28%	-23.48%	-0.78%	4.21%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.03%	-18.74%	7%	10.74%
US Fund Event Driven	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: NexPoint Asset Management, L.P. Subadviser: N/A	2.22%	2.30%	5.73%	5.72%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Royce Smaller-Companies Growth Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-32.37%	3.85%	7.72%
US Fund Large Blend	SSgA S&P 500 Index Fund - Class N* Adviser: SSGA Funds Management Inc Subadviser: N/A	0.16%	-18.25%	9.30%	12.42%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	8%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5244
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.29%	-9.96%	3.37%	3.87%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-32.64%	10.77%	13.73%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser: N/A	1.10%	-12.43%	4.87%	9.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Ariel Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser: N/A	0.98%	-18.82%	4.62%	9.96%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.20%	-13.21%	4.30%	7.75%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-15.83%	4.12%	6.11%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-17.09%	4.99%	7.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.71%	5.03%	7.70%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-14.85%	2.94%	4.13%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Blend	CRM Mid Cap Value Fund - Investor Shares Adviser: Cramer Rosenthal McGlynn LLC Subadviser: N/A	1.15%	-9.37%	8.41%	10.98%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	-18.96%	9.56%	13.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-23%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.64%	-28.46%	3.52%	9.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Large Value	Hotchkis and Wiley Large Cap Value Fund - Class A Adviser: Hotchkis & Wiley Capital Management LLC Subadviser: N/A	1.18%	-5.50%	5.88%	10.60%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser: N/A	1.29%	-5.76%	4.44%	7.97%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.36%	-22.08%	4.16%	8.44%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.28%	-23.48%	-0.78%	4.21%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.03%	-18.74%	7%	10.74%
US Fund Event Driven	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: NexPoint Asset Management, L.P. Subadviser: N/A	2.22%	2.30%	5.73%	5.72%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Royce Smaller-Companies Growth Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-32.37%	3.85%	7.72%
US Fund Large Blend	SSgA S&P 500 Index Fund - Class N* Adviser: SSGA Funds Management Inc Subadviser: N/A	0.16%	-18.25%	9.30%	12.42%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	8%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5244
Premier Solutions Standard (Series II) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard (Series II) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard (Series II) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard (Series II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard (Series II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard (Series II) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard (Series II) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard (Series II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Standard (Series II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard (Series II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard (Series II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard (Series II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard (Series II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Solutions Standard (Series II) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Standard (Series II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions Standard (Series II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Solutions Standard (Series II) | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Standard (Series II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions Standard (Series II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Standard (Series II) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Premier Solutions Standard (Series II) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Premier Solutions Standard (Series II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series II) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series II) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Standard (Series II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Solutions Standard (Series II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series II) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Solutions Standard (Series II) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Standard (Series II) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Solutions Standard (Series II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard (Series II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard (Series II) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Solutions Standard (Series II) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard (Series II) | ABGlobalRiskAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(9.96%)
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Solutions Standard (Series II) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Premier Solutions Standard (Series II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Standard (Series II) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(28.28%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Solutions Standard (Series II) | AmericanCenturyUltraFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Ultra®Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	10.77%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Premier Solutions Standard (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Standard (Series II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Standard (Series II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Solutions Standard (Series II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Solutions Standard (Series II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Standard (Series II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Standard (Series II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Solutions Standard (Series II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Standard (Series II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Standard (Series II) | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Standard (Series II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Standard (Series II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Standard (Series II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Standard (Series II) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard (Series II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Solutions Standard (Series II) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series II) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Premier Solutions Standard (Series II) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Standard (Series II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Standard (Series II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Solutions Standard (Series II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Premier Solutions Standard (Series II) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.62%)
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.85%
Premier Solutions Standard (Series II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Solutions Standard (Series II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Standard (Series II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Standard (Series II) | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Solutions Standard (Series II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Solutions Standard (Series II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Standard (Series II) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Premier Solutions Standard (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Standard (Series II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Solutions Standard (Series II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Standard (Series II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Solutions Standard (Series II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Solutions Standard (Series II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Solutions Standard (Series II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Standard (Series II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Solutions Standard (Series II) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.28%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Premier Solutions Standard (Series II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Solutions Standard (Series II) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard (Series II) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Premier Solutions Standard (Series II) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.07%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Premier Solutions Standard (Series II) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC;Jackson Square Partners, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(44.35%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard (Series II) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Solutions Standard (Series II) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Standard (Series II) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Standard (Series II) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Premier Solutions Standard (Series II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Solutions Standard (Series II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Standard (Series II) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.60%)
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Solutions Standard (Series II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Standard (Series II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Standard (Series II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Solutions Standard (Series II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Standard (Series II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Standard (Series II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Standard (Series II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Solutions Standard (Series II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series II) | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Standard (Series II) | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Solutions Standard (Series II) | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard (Series II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Solutions Standard (Series II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Solutions Standard (Series II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Standard (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Standard (Series II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Standard (Series II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Solutions Standard (Series II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Standard (Series II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Solutions Standard (Series II) | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Premier Solutions Standard (Series II) | ArtisanMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Premier Solutions Standard (Series II) | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(31.22%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamic2030FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamic2040FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamic2050FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.71%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamicRetirementFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(14.85%)
Average Annual Total Returns, 5 Years [Percent]	2.94%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Premier Solutions Standard (Series II) | NeubergerBermanSustainableEquityFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Premier Solutions Standard (Series II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Solutions Standard (Series II) | ArielAppreciationFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Appreciation Fund - Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(12.43%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Standard (Series II) | ArielFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Fund - Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Standard (Series II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard (Series II) | CRMMidCapValueFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	CRM Mid Cap Value Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.37%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Premier Solutions Standard (Series II) | HartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.96%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Premier Solutions Standard (Series II) | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Premier Solutions Standard (Series II) | HartfordSmallCapGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(28.46%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Premier Solutions Standard (Series II) | HotchkisandWileyLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hotchkis and Wiley Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Hotchkis & Wiley Capital Management LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(5.50%)
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Premier Solutions Standard (Series II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.16%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
Premier Solutions Standard (Series II) | KeeleySmallCapDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Small Cap Dividend Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Keeley-Teton Advisors, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(5.76%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Premier Solutions Standard (Series II) | LordAbbettValueOpportunitiesFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(22.08%)
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Solutions Standard (Series II) | MFSInternationalNewDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(23.48%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	4.21%
Premier Solutions Standard (Series II) | NexPointMergerArbitrageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Event Driven
Portfolio Company Name [Text Block]	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	NexPoint Asset Management, L.P.
Current Expenses [Percent]	2.22%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Premier Solutions Standard (Series II) | RoyceSmallerCompaniesGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Royce Smaller-Companies Growth Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(32.37%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series II) | SSGASandP500IndexFundClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	SSgA S&P 500 Index Fund - Class N*
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	(18.25%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.42%
Premier Solutions Standard (Series II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard (Series II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard (Series II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard (Series II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,341
Surrender Expense, 3 Years, Maximum [Dollars]	14,292
Surrender Expense, 5 Years, Maximum [Dollars]	20,333
Surrender Expense, 10 Years, Maximum [Dollars]	39,942
Annuitized Expense, 1 Year, Maximum [Dollars]	3,752
Annuitized Expense, 3 Years, Maximum [Dollars]	11,452
Annuitized Expense, 5 Years, Maximum [Dollars]	19,340
Annuitized Expense, 10 Years, Maximum [Dollars]	39,912
No Surrender Expense, 1 Year, Maximum [Dollars]	3,782
No Surrender Expense, 3 Years, Maximum [Dollars]	11,482
No Surrender Expense, 5 Years, Maximum [Dollars]	19,370
No Surrender Expense, 10 Years, Maximum [Dollars]	39,942
Premier Solutions Standard (Series II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,146
Surrender Expense, 3 Years, Maximum [Dollars]	13,711
Surrender Expense, 5 Years, Maximum [Dollars]	19,368
Surrender Expense, 10 Years, Maximum [Dollars]	38,127
Annuitized Expense, 1 Year, Maximum [Dollars]	3,547
Annuitized Expense, 3 Years, Maximum [Dollars]	10,852
Annuitized Expense, 5 Years, Maximum [Dollars]	18,365
Annuitized Expense, 10 Years, Maximum [Dollars]	38,097
No Surrender Expense, 1 Year, Maximum [Dollars]	3,577
No Surrender Expense, 3 Years, Maximum [Dollars]	10,882
No Surrender Expense, 5 Years, Maximum [Dollars]	18,395
No Surrender Expense, 10 Years, Maximum [Dollars]	38,127
Premier Solutions Standard (Series II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,951
Surrender Expense, 3 Years, Maximum [Dollars]	13,127
Surrender Expense, 5 Years, Maximum [Dollars]	18,395
Surrender Expense, 10 Years, Maximum [Dollars]	36,275
Annuitized Expense, 1 Year, Maximum [Dollars]	3,342
Annuitized Expense, 3 Years, Maximum [Dollars]	10,249
Annuitized Expense, 5 Years, Maximum [Dollars]	17,381
Annuitized Expense, 10 Years, Maximum [Dollars]	36,245
No Surrender Expense, 1 Year, Maximum [Dollars]	3,372
No Surrender Expense, 3 Years, Maximum [Dollars]	10,279
No Surrender Expense, 5 Years, Maximum [Dollars]	17,411
No Surrender Expense, 10 Years, Maximum [Dollars]	36,275
Premier Solutions Standard (Series II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,854
Surrender Expense, 3 Years, Maximum [Dollars]	12,834
Surrender Expense, 5 Years, Maximum [Dollars]	17,905
Surrender Expense, 10 Years, Maximum [Dollars]	35,335
Annuitized Expense, 1 Year, Maximum [Dollars]	3,239
Annuitized Expense, 3 Years, Maximum [Dollars]	9,946
Annuitized Expense, 5 Years, Maximum [Dollars]	16,886
Annuitized Expense, 10 Years, Maximum [Dollars]	35,305
No Surrender Expense, 1 Year, Maximum [Dollars]	3,269
No Surrender Expense, 3 Years, Maximum [Dollars]	9,976
No Surrender Expense, 5 Years, Maximum [Dollars]	16,916
No Surrender Expense, 10 Years, Maximum [Dollars]	35,335
Premier Solutions Standard (Series II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,757
Surrender Expense, 3 Years, Maximum [Dollars]	12,540
Surrender Expense, 5 Years, Maximum [Dollars]	17,413
Surrender Expense, 10 Years, Maximum [Dollars]	34,386
Annuitized Expense, 1 Year, Maximum [Dollars]	3,137
Annuitized Expense, 3 Years, Maximum [Dollars]	9,643
Annuitized Expense, 5 Years, Maximum [Dollars]	16,388
Annuitized Expense, 10 Years, Maximum [Dollars]	34,356
No Surrender Expense, 1 Year, Maximum [Dollars]	3,167
No Surrender Expense, 3 Years, Maximum [Dollars]	9,673
No Surrender Expense, 5 Years, Maximum [Dollars]	16,418
No Surrender Expense, 10 Years, Maximum [Dollars]	34,386
Premier Solutions Standard (Series II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,611
Surrender Expense, 3 Years, Maximum [Dollars]	12,099
Surrender Expense, 5 Years, Maximum [Dollars]	16,668
Surrender Expense, 10 Years, Maximum [Dollars]	32,944
Annuitized Expense, 1 Year, Maximum [Dollars]	2,983
Annuitized Expense, 3 Years, Maximum [Dollars]	9,187
Annuitized Expense, 5 Years, Maximum [Dollars]	15,639
Annuitized Expense, 10 Years, Maximum [Dollars]	32,914
No Surrender Expense, 1 Year, Maximum [Dollars]	3,013
No Surrender Expense, 3 Years, Maximum [Dollars]	9,217
No Surrender Expense, 5 Years, Maximum [Dollars]	15,669
No Surrender Expense, 10 Years, Maximum [Dollars]	32,944
Premier Solutions Standard (Series II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,465
Surrender Expense, 3 Years, Maximum [Dollars]	11,656
Surrender Expense, 5 Years, Maximum [Dollars]	15,914
Surrender Expense, 10 Years, Maximum [Dollars]	31,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,829
Annuitized Expense, 3 Years, Maximum [Dollars]	8,730
Annuitized Expense, 5 Years, Maximum [Dollars]	14,884
Annuitized Expense, 10 Years, Maximum [Dollars]	31,450
No Surrender Expense, 1 Year, Maximum [Dollars]	2,859
No Surrender Expense, 3 Years, Maximum [Dollars]	8,760
No Surrender Expense, 5 Years, Maximum [Dollars]	14,914
No Surrender Expense, 10 Years, Maximum [Dollars]	31,480
Premier Solutions Standard (Series II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,270
Surrender Expense, 3 Years, Maximum [Dollars]	11,063
Surrender Expense, 5 Years, Maximum [Dollars]	14,900
Surrender Expense, 10 Years, Maximum [Dollars]	29,493
Annuitized Expense, 1 Year, Maximum [Dollars]	2,624
Annuitized Expense, 3 Years, Maximum [Dollars]	8,118
Annuitized Expense, 5 Years, Maximum [Dollars]	13,870
Annuitized Expense, 10 Years, Maximum [Dollars]	29,463
No Surrender Expense, 1 Year, Maximum [Dollars]	2,654
No Surrender Expense, 3 Years, Maximum [Dollars]	8,148
No Surrender Expense, 5 Years, Maximum [Dollars]	13,900
No Surrender Expense, 10 Years, Maximum [Dollars]	29,493
Premier Solutions Standard (Series II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,124
Surrender Expense, 3 Years, Maximum [Dollars]	10,617
Surrender Expense, 5 Years, Maximum [Dollars]	14,134
Surrender Expense, 10 Years, Maximum [Dollars]	27,977
Annuitized Expense, 1 Year, Maximum [Dollars]	2,470
Annuitized Expense, 3 Years, Maximum [Dollars]	7,658
Annuitized Expense, 5 Years, Maximum [Dollars]	13,105
Annuitized Expense, 10 Years, Maximum [Dollars]	27,947
No Surrender Expense, 1 Year, Maximum [Dollars]	2,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,688
No Surrender Expense, 5 Years, Maximum [Dollars]	13,135
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,977
Premier Solutions Standard
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	1.91%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,710
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	1.91%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,710
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.91%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,299	Highest Annual Cost: $2,710
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,299
Highest Annual Cost [Dollars]	$ 2,710
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.91%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.91%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.91%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core-Plus Bond	BNY Mellon Core Plus Fund - Class A* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: Insight North America LLC	0.70%	-13.68%	0.55%	1.79%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2015	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.69%	-14.79%	3.04%	5.26%
US Insurance Target- Date 2020	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.73%	-15.97%	3.47%	5.79%
US Insurance Target- Date 2025	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.76%	-16.64%	3.84%	6.51%
US Insurance Target- Date 2030	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.79%	-17.09%	4.34%	7.22%
US Insurance Target- Date 2035	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.84%	-17.89%	5.12%	8.11%
US Insurance Target- Date 2040	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.88%	-18.41%	5.62%	8.44%
US Insurance Target- Date 2045	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.88%	-18.42%	5.63%	8.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2050	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.88%	-18.47%	5.61%	8.53%
US Insurance Target- Date Retirement	Fidelity® VIP Freedom Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.60%	-12.26%	1.69%	2.89%
US Insurance Allocation--15% to 30% Equity	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.69%	-9.67%	1.79%	2.79%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.85%	-14.04%	3.68%	5.53%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.90%	-15.25%	4.20%	6.49%
US Insurance Allocation--70% to 85% Equity	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.93%	-15.79%	4.79%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Allocation--85%+ Equity	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.97%	-17.19%	5.55%	8.61%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A (Formerly Franklin Mutual U.S. Value Fund) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.91%	-6.75%	4.83%	7.89%
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-33.71%	7.40%	10.22%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	-19%	9.56%	13.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-11.24%	9.40%	14.41%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Growth	Invesco Capital Appreciation Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.94%	-31.10%	8.01%	10.80%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.73%	-1.57%	6.29%	9.46%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-35.58%	4.22%	9.72%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.91%	-39.95%	6.19%	10.26%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.89%	-19.61%	6.29%	8.88%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.19%	-20.57%	4.02%	8.33%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-21.95%	8.05%	11.70%
US Fund High Yield Bond	MFS® High Income Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.86%	-14.36%	0.42%	2.54%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	-32.64%	7.52%	11.34%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Utilities	MFS® Utilities Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	-5.34%	7.55%	7.80%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	9%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	11%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%

Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Intermediate Core-Plus Bond	BNY Mellon Core Plus Fund - Class A* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: Insight North America LLC	0.70%	-13.68%	0.55%	1.79%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2.37%	4.09%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2015	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.69%	-14.79%	3.04%	5.26%
US Insurance Target- Date 2020	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.73%	-15.97%	3.47%	5.79%
US Insurance Target- Date 2025	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.76%	-16.64%	3.84%	6.51%
US Insurance Target- Date 2030	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.79%	-17.09%	4.34%	7.22%
US Insurance Target- Date 2035	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.84%	-17.89%	5.12%	8.11%
US Insurance Target- Date 2040	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.88%	-18.41%	5.62%	8.44%
US Insurance Target- Date 2045	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.88%	-18.42%	5.63%	8.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2050	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.88%	-18.47%	5.61%	8.53%
US Insurance Target- Date Retirement	Fidelity® VIP Freedom Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.60%	-12.26%	1.69%	2.89%
US Insurance Allocation--15% to 30% Equity	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.69%	-9.67%	1.79%	2.79%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.85%	-14.04%	3.68%	5.53%
US Insurance Allocation--50% to 70% Equity	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.90%	-15.25%	4.20%	6.49%
US Insurance Allocation--70% to 85% Equity	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.93%	-15.79%	4.79%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Allocation--85%+ Equity	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser: N/A	0.97%	-17.19%	5.55%	8.61%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A (Formerly Franklin Mutual U.S. Value Fund) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.91%	-6.75%	4.83%	7.89%
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-33.71%	7.40%	10.22%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	-13.42%	6.11%	8.19%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	-19%	9.56%	13.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-11.24%	9.40%	14.41%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-30.94%	7.43%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
US Fund Large Growth	Invesco Capital Appreciation Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.94%	-31.10%	8.01%	10.80%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.73%	-1.57%	6.29%	9.46%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-35.58%	4.22%	9.72%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.91%	-39.95%	6.19%	10.26%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.89%	-19.61%	6.29%	8.88%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.19%	-20.57%	4.02%	8.33%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	-0.39%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	-21.95%	8.05%	11.70%
US Fund High Yield Bond	MFS® High Income Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.86%	-14.36%	0.42%	2.54%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	-32.64%	7.52%	11.34%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Utilities	MFS® Utilities Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	-5.34%	7.55%	7.80%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	9%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	11%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Premier Solutions Standard | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Standard | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions Standard | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Solutions Standard | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Standard | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions Standard | BlackRockSandP500IndexVIFundClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Premier Solutions Standard | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid ValueUS Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLCLegg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLCClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Standard | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions Standard | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Standard | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(33.71%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Standard | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Premier Solutions Standard | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(24.30%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Premier Solutions Standard | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(30.94%)
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Premier Solutions Standard | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Premier Solutions Standard | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Premier Solutions Standard | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Premier Solutions Standard | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Standard | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(23.88%)
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Premier Solutions Standard | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Solutions Standard | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Solutions Standard | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Standard | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Solutions Standard | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions Standard | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Premier Solutions Standard | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Solutions Standard | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Premier Solutions Standard | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Solutions Standard | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Solutions Standard | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Solutions Standard | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Solutions Standard | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Standard | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Standard | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Standard | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Standard | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Solutions Standard | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Premier Solutions Standard | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Standard | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Standard | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Solutions Standard | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Solutions Standard | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.62%)
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.85%
Premier Solutions Standard | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Standard | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Solutions Standard | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Solutions Standard | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Standard | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Premier Solutions Standard | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Solutions Standard | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Solutions Standard | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Solutions Standard | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Standard | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Solutions Standard | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Solutions Standard | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Standard | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Solutions Standard | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Solutions Standard | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Solutions Standard | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Solutions Standard | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Standard | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Solutions Standard | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Solutions Standard | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Solutions Standard | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Standard | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Solutions Standard | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.28%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Premier Solutions Standard | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Solutions Standard | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Premier Solutions Standard | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.07%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Premier Solutions Standard | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC;Jackson Square Partners, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(44.35%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Solutions Standard | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Standard | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Standard | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Premier Solutions Standard | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Standard | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.60%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Solutions Standard | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Standard | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Standard | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Solutions Standard | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Standard | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Solutions Standard | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Standard | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Solutions Standard | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Solutions Standard | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Solutions Standard | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Standard | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Standard | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Solutions Standard | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Premier Solutions Standard | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Premier Solutions Standard | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(5.14%)
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	12.98%
Premier Solutions Standard | InvescoDiversifiedDividendFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(1.57%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Premier Solutions Standard | InvescoSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(35.58%)
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard | JanusHendersonGlobalResearchFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Premier Solutions Standard | MFSCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(21.95%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions Standard | MFSMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Premier Solutions Standard | MFSValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.53%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Standard | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard | HartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(19.00%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Premier Solutions Standard | BNYMellonCorePlusFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BNY Mellon Core Plus Fund - Class A*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	0.55%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Standard | FidelityVIPFreedom2015PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2015
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.79%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Premier Solutions Standard | FidelityVIPFreedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2020
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Premier Solutions Standard | FidelityVIPFreedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2025
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Premier Solutions Standard | FidelityVIPFreedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2030
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Premier Solutions Standard | FidelityVIPFreedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2035
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Premier Solutions Standard | FidelityVIPFreedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2040
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Solutions Standard | FidelityVIPFreedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2045
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Premier Solutions Standard | FidelityVIPFreedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2050
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Premier Solutions Standard | FidelityVIPFreedomIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date Retirement
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Premier Solutions Standard | FidelityVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(9.67%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Premier Solutions Standard | FidelityVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Premier Solutions Standard | FidelityVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Premier Solutions Standard | FidelityVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard | FidelityVIPFundsManager85PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.19%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Premier Solutions Standard | FranklinMutualUSMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual U.S. Mid Cap Value Fund - Class A (Formerly Franklin Mutual U.S. Value Fund)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(6.75%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Standard | HartfordHealthcareHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(11.24%)
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	14.41%
Premier Solutions Standard | InvescoCapitalAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco Capital Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Premier Solutions Standard | InvescoTechnologyFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Standard | JohnHancockNewOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock New Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(20.57%)
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Premier Solutions Standard | MFSHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MFS® High Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	0.42%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Standard | MFSUtilitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(5.34%)
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Premier Solutions Standard | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,854
Surrender Expense, 3 Years, Maximum [Dollars]	12,834
Surrender Expense, 5 Years, Maximum [Dollars]	17,905
Surrender Expense, 10 Years, Maximum [Dollars]	35,335
Annuitized Expense, 1 Year, Maximum [Dollars]	3,239
Annuitized Expense, 3 Years, Maximum [Dollars]	9,946
Annuitized Expense, 5 Years, Maximum [Dollars]	16,886
Annuitized Expense, 10 Years, Maximum [Dollars]	35,305
No Surrender Expense, 1 Year, Maximum [Dollars]	3,269
No Surrender Expense, 3 Years, Maximum [Dollars]	9,976
No Surrender Expense, 5 Years, Maximum [Dollars]	16,916
No Surrender Expense, 10 Years, Maximum [Dollars]	35,335
Premier Solutions Standard | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,659
Surrender Expense, 3 Years, Maximum [Dollars]	12,246
Surrender Expense, 5 Years, Maximum [Dollars]	16,919
Surrender Expense, 10 Years, Maximum [Dollars]	33,427
Annuitized Expense, 1 Year, Maximum [Dollars]	3,034
Annuitized Expense, 3 Years, Maximum [Dollars]	9,339
Annuitized Expense, 5 Years, Maximum [Dollars]	15,889
Annuitized Expense, 10 Years, Maximum [Dollars]	33,397
No Surrender Expense, 1 Year, Maximum [Dollars]	3,064
No Surrender Expense, 3 Years, Maximum [Dollars]	9,369
No Surrender Expense, 5 Years, Maximum [Dollars]	15,919
No Surrender Expense, 10 Years, Maximum [Dollars]	33,427
Premier Solutions Standard | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,465
Surrender Expense, 3 Years, Maximum [Dollars]	11,656
Surrender Expense, 5 Years, Maximum [Dollars]	15,914
Surrender Expense, 10 Years, Maximum [Dollars]	31,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,829
Annuitized Expense, 3 Years, Maximum [Dollars]	8,730
Annuitized Expense, 5 Years, Maximum [Dollars]	14,884
Annuitized Expense, 10 Years, Maximum [Dollars]	31,450
No Surrender Expense, 1 Year, Maximum [Dollars]	2,859
No Surrender Expense, 3 Years, Maximum [Dollars]	8,760
No Surrender Expense, 5 Years, Maximum [Dollars]	14,914
No Surrender Expense, 10 Years, Maximum [Dollars]	31,480
Premier Solutions Standard | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,367
Surrender Expense, 3 Years, Maximum [Dollars]	11,360
Surrender Expense, 5 Years, Maximum [Dollars]	15,408
Surrender Expense, 10 Years, Maximum [Dollars]	30,491
Annuitized Expense, 1 Year, Maximum [Dollars]	2,727
Annuitized Expense, 3 Years, Maximum [Dollars]	8,424
Annuitized Expense, 5 Years, Maximum [Dollars]	14,378
Annuitized Expense, 10 Years, Maximum [Dollars]	30,461
No Surrender Expense, 1 Year, Maximum [Dollars]	2,757
No Surrender Expense, 3 Years, Maximum [Dollars]	8,454
No Surrender Expense, 5 Years, Maximum [Dollars]	14,408
No Surrender Expense, 10 Years, Maximum [Dollars]	30,491
Premier Solutions Standard | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,270
Surrender Expense, 3 Years, Maximum [Dollars]	11,063
Surrender Expense, 5 Years, Maximum [Dollars]	14,900
Surrender Expense, 10 Years, Maximum [Dollars]	29,493
Annuitized Expense, 1 Year, Maximum [Dollars]	2,624
Annuitized Expense, 3 Years, Maximum [Dollars]	8,118
Annuitized Expense, 5 Years, Maximum [Dollars]	13,870
Annuitized Expense, 10 Years, Maximum [Dollars]	29,463
No Surrender Expense, 1 Year, Maximum [Dollars]	2,654
No Surrender Expense, 3 Years, Maximum [Dollars]	8,148
No Surrender Expense, 5 Years, Maximum [Dollars]	13,900
No Surrender Expense, 10 Years, Maximum [Dollars]	29,493
Premier Solutions Standard | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,124
Surrender Expense, 3 Years, Maximum [Dollars]	10,617
Surrender Expense, 5 Years, Maximum [Dollars]	14,134
Surrender Expense, 10 Years, Maximum [Dollars]	27,977
Annuitized Expense, 1 Year, Maximum [Dollars]	2,470
Annuitized Expense, 3 Years, Maximum [Dollars]	7,658
Annuitized Expense, 5 Years, Maximum [Dollars]	13,105
Annuitized Expense, 10 Years, Maximum [Dollars]	27,947
No Surrender Expense, 1 Year, Maximum [Dollars]	2,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,688
No Surrender Expense, 5 Years, Maximum [Dollars]	13,135
No Surrender Expense, 10 Years, Maximum [Dollars]	27,977
Premier Solutions Standard | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,978
Surrender Expense, 3 Years, Maximum [Dollars]	10,170
Surrender Expense, 5 Years, Maximum [Dollars]	13,364
Surrender Expense, 10 Years, Maximum [Dollars]	26,439
Annuitized Expense, 1 Year, Maximum [Dollars]	2,317
Annuitized Expense, 3 Years, Maximum [Dollars]	7,196
Annuitized Expense, 5 Years, Maximum [Dollars]	12,334
Annuitized Expense, 10 Years, Maximum [Dollars]	26,409
No Surrender Expense, 1 Year, Maximum [Dollars]	2,347
No Surrender Expense, 3 Years, Maximum [Dollars]	7,226
No Surrender Expense, 5 Years, Maximum [Dollars]	12,364
No Surrender Expense, 10 Years, Maximum [Dollars]	26,439
Premier Solutions Standard | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,783
Surrender Expense, 3 Years, Maximum [Dollars]	9,571
Surrender Expense, 5 Years, Maximum [Dollars]	12,328
Surrender Expense, 10 Years, Maximum [Dollars]	24,351
Annuitized Expense, 1 Year, Maximum [Dollars]	2,112
Annuitized Expense, 3 Years, Maximum [Dollars]	6,577
Annuitized Expense, 5 Years, Maximum [Dollars]	11,299
Annuitized Expense, 10 Years, Maximum [Dollars]	24,321
No Surrender Expense, 1 Year, Maximum [Dollars]	2,142
No Surrender Expense, 3 Years, Maximum [Dollars]	6,607
No Surrender Expense, 5 Years, Maximum [Dollars]	11,329
No Surrender Expense, 10 Years, Maximum [Dollars]	24,351
Premier Solutions Standard | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,637
Surrender Expense, 3 Years, Maximum [Dollars]	9,120
Surrender Expense, 5 Years, Maximum [Dollars]	11,546
Surrender Expense, 10 Years, Maximum [Dollars]	22,758
Annuitized Expense, 1 Year, Maximum [Dollars]	1,958
Annuitized Expense, 3 Years, Maximum [Dollars]	6,112
Annuitized Expense, 5 Years, Maximum [Dollars]	10,517
Annuitized Expense, 10 Years, Maximum [Dollars]	22,728
No Surrender Expense, 1 Year, Maximum [Dollars]	1,988
No Surrender Expense, 3 Years, Maximum [Dollars]	6,142
No Surrender Expense, 5 Years, Maximum [Dollars]	10,547
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,758
Premier Solutions Standard (Series A-II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.37%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.37%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.37%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.97%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 3,453
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.97%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	5%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub- Account for existing	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares (Closed to Contracts issued on or about 6/1/2014) Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	0.99%	-9.75%	9.36%	11.34%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-8%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-19%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	0%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts ) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	13%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6779
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	-12.26%	-0.46%	1.09%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	-11.83%	0.39%	2.96%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	-11.56%	-1.41%	3.47%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.90%	-23.10%	5.81%	9.75%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.79%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	-28.28%	7.63%	9.98%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.10%	-21.56%	2.31%	7.58%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.23%	-22.27%	2.36%	4.28%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	5%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	8.86%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%	-17.36%	-2%	4.09%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2.10%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub- Account for existing	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.18%	-31.23%	14.37%	17.78%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.14%	-27.65%	4.35%	9.51%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares (Closed to Contracts issued on or about 6/1/2014) Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.05%	-25.70%	7.10%	9.77%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.13%	-19.53%	-2.44%	-0.95%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-15.58%	5.59%	7.81%
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	0.99%	-9.75%	9.36%	11.34%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.21%	-9.43%	10.78%	12.66%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	-14.74%	1.18%	4.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: N/A	1.02%	-13.09%	4.29%	7.13%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great- West S&P Mid Cap 400® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	-13.55%	6.12%	10.16%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV) Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	-16.51%	5.36%	10.25%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-8%	4.86%	8.03%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-28.25%	0.99%	4.39%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9.30%	2.38%	3.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.11%	-6.62%	1.88%	2.85%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
US Fund Large Growth	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	7.84%	4.80%	-1.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-41.63%	-3.11%	8.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.27%	-0.29%	7.17%	10.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1.43%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-19%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	-34.28%	5.96%	12.00%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.02%	-32.02%	7.59%	11.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	-2.60%	7.30%	10.62%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	-4.84%	10.00%	12.40%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.10%	-3.07%	6.56%	9.64%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.29%	-32.35%	2.24%	7.25%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.20%	-44.35%	4.11%	8.96%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	-10.45%	2.24%	5.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.20%	-20.75%	6.79%	10.35%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.10%	-24.41%	6.65%	11.32%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	-15.22%	1.74%	4.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC;Baring International Investment Ltd;	0.84%	-9.90%	-0.29%	0.55%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	-16.14%	6.54%	10.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	-16.30%	4.09%	7.89%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-15.84%	0%	1.24%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	-25.74%	-2.80%	-0.59%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-14.65%	-0.21%	0.62%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.13%	-36.20%	7.82%	13.64%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.61%	-18.60%	8.78%	11.88%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.99%	-8.21%	5.62%	10.13%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3%	5.48%
US Fund Allocation-- 50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.13%	-15.97%	1.17%	3.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	-13.96%	0.05%	1.63%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	-17.05%	2.35%	5.53%
US Fund Allocation-- 70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.16%	-16.50%	2.26%	4.96%
US Fund Allocation-- 30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.03%	-15.17%	0.10%	2.51%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts ) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.30%	-11.75%	8.96%	13.78%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1%	4.58%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	5.53%	8.96%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.37%	-5.42%	0.90%	0.83%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.29%	-16.99%	2.20%	4.24%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	13%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9.15%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPEUS Fund Small Blend
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6779
Premier Solutions Standard (Series A-II) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard (Series A-II) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard (Series A-II) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard (Series A-II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard (Series A-II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard (Series A-II) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard (Series A-II) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard (Series A-II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Standard (Series A-II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard (Series A-II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard (Series A-II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard (Series A-II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard (Series A-II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions Standard (Series A-II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.09%)
Premier Solutions Standard (Series A-II) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Standard (Series A-II) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series A-II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions Standard (Series A-II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Solutions Standard (Series A-II) | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund - Class A* (This Portfolio Company was closed to new investments effective on or about January 13, 2023 and was liquidated on or about January 18, 2023)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.00%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Standard (Series A-II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Standard (Series A-II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series A-II) | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Premier Solutions Standard (Series A-II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series A-II) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(41.63%)
Average Annual Total Returns, 5 Years [Percent]	(3.11%)
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series A-II) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Standard (Series A-II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(32.35%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series A-II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Premier Solutions Standard (Series A-II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series A-II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC;Baring International Investment Ltd;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series A-II) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Premier Solutions Standard (Series A-II) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.;American Century Investment Management;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Standard (Series A-II) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(25.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Premier Solutions Standard (Series A-II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard (Series A-II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series A-II) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions Standard (Series A-II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class* (Formerly Great-West Moderately Aggressive Profile Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series A-II) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Premier Solutions Standard (Series A-II) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Solutions Standard (Series A-II) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard (Series A-II) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Premier Solutions Standard (Series A-II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Standard (Series A-II) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Standard (Series A-II) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(36.81%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Solutions Standard (Series A-II) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(35.28%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Standard (Series A-II) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(38.17%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Premier Solutions Standard (Series A-II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series A-II) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Premier Solutions Standard (Series A-II) | AllspringInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.56%)
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Solutions Standard (Series A-II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Premier Solutions Standard (Series A-II) | AmericanCenturyEquityGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(23.10%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Solutions Standard (Series A-II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Premier Solutions Standard (Series A-II) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(28.28%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	9.98%
Premier Solutions Standard (Series A-II) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Solutions Standard (Series A-II) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Premier Solutions Standard (Series A-II) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Solutions Standard (Series A-II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Standard (Series A-II) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Premier Solutions Standard (Series A-II) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Solutions Standard (Series A-II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Standard (Series A-II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Standard (Series A-II) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.93%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Premier Solutions Standard (Series A-II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Standard (Series A-II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Standard (Series A-II) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Premier Solutions Standard (Series A-II) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Standard (Series A-II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Solutions Standard (Series A-II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Solutions Standard (Series A-II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series A-II) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.37%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Solutions Standard (Series A-II) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(25.18%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Standard (Series A-II) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Premier Solutions Standard (Series A-II) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Standard (Series A-II) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.05%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Solutions Standard (Series A-II) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.22%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Solutions Standard (Series A-II) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Solutions Standard (Series A-II) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Standard (Series A-II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Standard (Series A-II) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Standard (Series A-II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Standard (Series A-II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Solutions Standard (Series A-II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Standard (Series A-II) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Standard (Series A-II) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Solutions Standard (Series A-II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Standard (Series A-II) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.23%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Standard (Series A-II) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Premier Solutions Standard (Series A-II) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.01%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Standard (Series A-II) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions Standard (Series A-II) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Premier Solutions Standard (Series A-II) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.68%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Premier Solutions Standard (Series A-II) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.04%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Premier Solutions Standard (Series A-II) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing
Portfolio Company Adviser [Text Block]
Portfolio Company Subadviser [Text Block]
Premier Solutions Standard (Series A-II) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap ValueUS Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Solutions Standard (Series A-II) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Premier Solutions Standard (Series A-II) | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.69%)
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	18.16%
Premier Solutions Standard (Series A-II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Solutions Standard (Series A-II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Standard (Series A-II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Standard (Series A-II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Standard (Series A-II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A-II) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Premier Solutions Standard (Series A-II) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Premier Solutions Standard (Series A-II) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(27.65%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Premier Solutions Standard (Series A-II) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(25.70%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard (Series A-II) | DWSEmergingMarketsFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Standard (Series A-II) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	(0.95%)
Premier Solutions Standard (Series A-II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Premier Solutions Standard (Series A-II) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Solutions Standard (Series A-II) | EatonVanceDividendBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Standard (Series A-II) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Premier Solutions Standard (Series A-II) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Premier Solutions Standard (Series A-II) | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Standard (Series A-II) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class (Formerly Great-West International Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Premier Solutions Standard (Series A-II) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class* (Formerly Great-West S&P Mid Cap 400®Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Solutions Standard (Series A-II) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class (Formerly Great-West S&P SmallCap 600® Index Fund - Class INV)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Premier Solutions Standard (Series A-II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Standard (Series A-II) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(8.00%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Premier Solutions Standard (Series A-II) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Solutions Standard (Series A-II) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Standard (Series A-II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	4.39%
Premier Solutions Standard (Series A-II) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Premier Solutions Standard (Series A-II) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Premier Solutions Standard (Series A-II) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Premier Solutions Standard (Series A-II) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.30%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Premier Solutions Standard (Series A-II) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Solutions Standard (Series A-II) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Standard (Series A-II) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Standard (Series A-II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Solutions Standard (Series A-II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Standard (Series A-II) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series A-II) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.62%)
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.85%
Premier Solutions Standard (Series A-II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Solutions Standard (Series A-II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Standard (Series A-II) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Standard (Series A-II) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(26.68%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Standard (Series A-II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Standard (Series A-II) | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Solutions Standard (Series A-II) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Solutions Standard (Series A-II) | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.67%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard (Series A-II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Solutions Standard (Series A-II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A-II) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(15.07%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Solutions Standard (Series A-II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Standard (Series A-II) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Premier Solutions Standard (Series A-II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Standard (Series A-II) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions Standard (Series A-II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Solutions Standard (Series A-II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Standard (Series A-II) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Solutions Standard (Series A-II) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Premier Solutions Standard (Series A-II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Solutions Standard (Series A-II) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Standard (Series A-II) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Solutions Standard (Series A-II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Standard (Series A-II) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard (Series A-II) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Premier Solutions Standard (Series A-II) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Premier Solutions Standard (Series A-II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Solutions Standard (Series A-II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Solutions Standard (Series A-II) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(20.60%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Premier Solutions Standard (Series A-II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Standard (Series A-II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Standard (Series A-II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Solutions Standard (Series A-II) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Standard (Series A-II) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Premier Solutions Standard (Series A-II) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Solutions Standard (Series A-II) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Premier Solutions Standard (Series A-II) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Standard (Series A-II) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Standard (Series A-II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Solutions Standard (Series A-II) | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Standard (Series A-II) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions Standard (Series A-II) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Standard (Series A-II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Solutions Standard (Series A-II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Standard (Series A-II) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard (Series A-II) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Premier Solutions Standard (Series A-II) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Premier Solutions Standard (Series A-II) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Solutions Standard (Series A-II) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(19.00%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Premier Solutions Standard (Series A-II) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Premier Solutions Standard (Series A-II) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Solutions Standard (Series A-II) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.28%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Premier Solutions Standard (Series A-II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(32.02%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Premier Solutions Standard (Series A-II) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.60%)
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard (Series A-II) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Premier Solutions Standard (Series A-II) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.07%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Premier Solutions Standard (Series A-II) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC;Jackson Square Partners, LLC;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(44.35%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard (Series A-II) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.41%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Solutions Standard (Series A-II) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.10%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.54%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.72%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Premier Solutions Standard (Series A-II) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Standard (Series A-II) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Premier Solutions Standard (Series A-II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Solutions Standard (Series A-II) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Premier Solutions Standard (Series A-II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Standard (Series A-II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Standard (Series A-II) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Standard (Series A-II) | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(36.20%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Premier Solutions Standard (Series A-II) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Premier Solutions Standard (Series A-II) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Solutions Standard (Series A-II) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Solutions Standard (Series A-II) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Solutions Standard (Series A-II) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.60%)
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Solutions Standard (Series A-II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Standard (Series A-II) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Premier Solutions Standard (Series A-II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Standard (Series A-II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Solutions Standard (Series A-II) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(40.73%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Premier Solutions Standard (Series A-II) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Solutions Standard (Series A-II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Standard (Series A-II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Standard (Series A-II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Standard (Series A-II) | PioneerEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(8.21%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.13%
Premier Solutions Standard (Series A-II) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Premier Solutions Standard (Series A-II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Solutions Standard (Series A-II) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.81%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Standard (Series A-II) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Standard (Series A-II) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Standard (Series A-II) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Solutions Standard (Series A-II) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Standard (Series A-II) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Standard (Series A-II) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Standard (Series A-II) | RussellLifePointsBalancedStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Standard (Series A-II) | RussellLifePointsConservativeStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.96%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Premier Solutions Standard (Series A-II) | RussellLifePointsEquityGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(17.05%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Premier Solutions Standard (Series A-II) | RussellLifePointsGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Premier Solutions Standard (Series A-II) | RussellLifePointsModerateStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Russell LifePoints®Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Premier Solutions Standard (Series A-II) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Standard (Series A-II) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Premier Solutions Standard (Series A-II) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Premier Solutions Standard (Series A-II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series A-II) | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Standard (Series A-II) | TheHartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Solutions Standard (Series A-II) | TheHartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Premier Solutions Standard (Series A-II) | TheHartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.02%)
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Premier Solutions Standard (Series A-II) | TheHartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Premier Solutions Standard (Series A-II) | TheHartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Premier Solutions Standard (Series A-II) | TheHartfordHealthcareFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Premier Solutions Standard (Series A-II) | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Solutions Standard (Series A-II) | TheHartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Premier Solutions Standard (Series A-II) | TheHartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.36%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Solutions Standard (Series A-II) | TheHartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Solutions Standard (Series A-II) | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Standard (Series A-II) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Premier Solutions Standard (Series A-II) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.42%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Premier Solutions Standard (Series A-II) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Premier Solutions Standard (Series A-II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Standard (Series A-II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Solutions Standard (Series A-II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Solutions Standard (Series A-II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Standard (Series A-II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Standard (Series A-II) | UBSDynamicAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Macro Trading
Portfolio Company Name [Text Block]	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(5.42%)
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	0.83%
Premier Solutions Standard (Series A-II) | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Solutions Standard (Series A-II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Standard (Series A-II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Standard (Series A-II) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series A-II) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Standard (Series A-II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Solutions Standard (Series A-II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Standard (Series A-II) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(14.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Premier Solutions Standard (Series A-II) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard (Series A-II) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A-II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Solutions Standard (Series A-II) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Solutions Standard (Series A-II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Solutions Standard (Series A-II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard (Series A-II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.16%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
Premier Solutions Standard (Series A-II) | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Premier Solutions Standard (Series A-II) | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Solutions Standard (Series A-II) | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Standard (Series A-II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(31.23%)
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Premier Solutions Standard (Series A-II) | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.09%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Standard (Series A-II) | FrostGrowthEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(31.89%)
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Premier Solutions Standard (Series A-II) | HartfordInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Standard (Series A-II) | InvescoEQVEmergingMarketsAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.08%)
Average Annual Total Returns, 10 Years [Percent]	1.19%
Premier Solutions Standard (Series A-II) | JPMorganUSEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.09%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Premier Solutions Standard (Series A-II) | JPMorganUSGovernmentMoneyMarketFundReserveClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Premier Solutions Standard (Series A-II) | LordAbbettGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(32.59%)
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Premier Solutions Standard (Series A-II) | LordAbbettTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
Premier Solutions Standard (Series A-II) | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Solutions Standard (Series A-II) | NuveenMidCapGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(30.28%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Premier Solutions Standard (Series A-II) | NuveenSmallCapSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(19.97%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Premier Solutions Standard (Series A-II) | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(9.68%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Premier Solutions Standard (Series A-II) | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Standard (Series A-II) | TheHartfordChecksandBalancesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(13.65%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Premier Solutions Standard (Series A-II) | TheHartfordEquityIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts )
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(0.77%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.94%
Premier Solutions Standard (Series A-II) | TheHartfordInternationalOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(18.24%)
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Premier Solutions Standard (Series A-II) | TheHartfordMidcapFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(24.39%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Premier Solutions Standard (Series A-II) | VirtusSeixTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Premier Solutions Standard (Series A-II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard (Series A-II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard (Series A-II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard (Series A-II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,886
Surrender Expense, 3 Years, Maximum [Dollars]	15,908
Surrender Expense, 5 Years, Maximum [Dollars]	22,991
Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Annuitized Expense, 1 Year, Maximum [Dollars]	4,326
Annuitized Expense, 3 Years, Maximum [Dollars]	13,120
Annuitized Expense, 5 Years, Maximum [Dollars]	22,028
Annuitized Expense, 10 Years, Maximum [Dollars]	44,802
No Surrender Expense, 1 Year, Maximum [Dollars]	4,356
No Surrender Expense, 3 Years, Maximum [Dollars]	13,150
No Surrender Expense, 5 Years, Maximum [Dollars]	22,058
No Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Premier Solutions Standard (Series A-II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,691
Surrender Expense, 3 Years, Maximum [Dollars]	15,333
Surrender Expense, 5 Years, Maximum [Dollars]	22,049
Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Annuitized Expense, 1 Year, Maximum [Dollars]	4,121
Annuitized Expense, 3 Years, Maximum [Dollars]	12,527
Annuitized Expense, 5 Years, Maximum [Dollars]	21,076
Annuitized Expense, 10 Years, Maximum [Dollars]	43,088
No Surrender Expense, 1 Year, Maximum [Dollars]	4,151
No Surrender Expense, 3 Years, Maximum [Dollars]	12,557
No Surrender Expense, 5 Years, Maximum [Dollars]	21,106
No Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Premier Solutions Standard (Series A-II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,497
Surrender Expense, 3 Years, Maximum [Dollars]	14,756
Surrender Expense, 5 Years, Maximum [Dollars]	21,098
Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Annuitized Expense, 1 Year, Maximum [Dollars]	3,916
Annuitized Expense, 3 Years, Maximum [Dollars]	11,931
Annuitized Expense, 5 Years, Maximum [Dollars]	20,115
Annuitized Expense, 10 Years, Maximum [Dollars]	41,338
No Surrender Expense, 1 Year, Maximum [Dollars]	3,946
No Surrender Expense, 3 Years, Maximum [Dollars]	11,961
No Surrender Expense, 5 Years, Maximum [Dollars]	20,145
No Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Premier Solutions Standard (Series A-II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,399
Surrender Expense, 3 Years, Maximum [Dollars]	14,466
Surrender Expense, 5 Years, Maximum [Dollars]	20,620
Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Annuitized Expense, 1 Year, Maximum [Dollars]	3,813
Annuitized Expense, 3 Years, Maximum [Dollars]	11,632
Annuitized Expense, 5 Years, Maximum [Dollars]	19,631
Annuitized Expense, 10 Years, Maximum [Dollars]	40,449
No Surrender Expense, 1 Year, Maximum [Dollars]	3,843
No Surrender Expense, 3 Years, Maximum [Dollars]	11,662
No Surrender Expense, 5 Years, Maximum [Dollars]	19,661
No Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Premier Solutions Standard (Series A-II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,302
Surrender Expense, 3 Years, Maximum [Dollars]	14,176
Surrender Expense, 5 Years, Maximum [Dollars]	20,140
Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Annuitized Expense, 1 Year, Maximum [Dollars]	3,711
Annuitized Expense, 3 Years, Maximum [Dollars]	11,332
Annuitized Expense, 5 Years, Maximum [Dollars]	19,146
Annuitized Expense, 10 Years, Maximum [Dollars]	39,552
No Surrender Expense, 1 Year, Maximum [Dollars]	3,741
No Surrender Expense, 3 Years, Maximum [Dollars]	11,362
No Surrender Expense, 5 Years, Maximum [Dollars]	19,176
No Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Premier Solutions Standard (Series A-II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,156
Surrender Expense, 3 Years, Maximum [Dollars]	13,740
Surrender Expense, 5 Years, Maximum [Dollars]	19,416
Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Annuitized Expense, 1 Year, Maximum [Dollars]	3,557
Annuitized Expense, 3 Years, Maximum [Dollars]	10,882
Annuitized Expense, 5 Years, Maximum [Dollars]	18,414
Annuitized Expense, 10 Years, Maximum [Dollars]	38,189
No Surrender Expense, 1 Year, Maximum [Dollars]	3,587
No Surrender Expense, 3 Years, Maximum [Dollars]	10,912
No Surrender Expense, 5 Years, Maximum [Dollars]	18,444
No Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Premier Solutions Standard (Series A-II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,010
Surrender Expense, 3 Years, Maximum [Dollars]	13,302
Surrender Expense, 5 Years, Maximum [Dollars]	18,687
Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Annuitized Expense, 1 Year, Maximum [Dollars]	3,403
Annuitized Expense, 3 Years, Maximum [Dollars]	10,430
Annuitized Expense, 5 Years, Maximum [Dollars]	17,677
Annuitized Expense, 10 Years, Maximum [Dollars]	36,805
No Surrender Expense, 1 Year, Maximum [Dollars]	3,433
No Surrender Expense, 3 Years, Maximum [Dollars]	10,460
No Surrender Expense, 5 Years, Maximum [Dollars]	17,707
No Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Premier Solutions Standard (Series A-II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,815
Surrender Expense, 3 Years, Maximum [Dollars]	12,716
Surrender Expense, 5 Years, Maximum [Dollars]	17,709
Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Annuitized Expense, 1 Year, Maximum [Dollars]	3,198
Annuitized Expense, 3 Years, Maximum [Dollars]	9,825
Annuitized Expense, 5 Years, Maximum [Dollars]	16,687
Annuitized Expense, 10 Years, Maximum [Dollars]	34,927
No Surrender Expense, 1 Year, Maximum [Dollars]	3,228
No Surrender Expense, 3 Years, Maximum [Dollars]	9,855
No Surrender Expense, 5 Years, Maximum [Dollars]	16,717
No Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Premier Solutions Standard (Series A-II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,669
Surrender Expense, 3 Years, Maximum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	16,969
Surrender Expense, 10 Years, Maximum [Dollars]	33,523
Annuitized Expense, 1 Year, Maximum [Dollars]	3,044
Annuitized Expense, 3 Years, Maximum [Dollars]	9,370
Annuitized Expense, 5 Years, Maximum [Dollars]	15,939
Annuitized Expense, 10 Years, Maximum [Dollars]	33,493
No Surrender Expense, 1 Year, Maximum [Dollars]	3,074
No Surrender Expense, 3 Years, Maximum [Dollars]	9,400
No Surrender Expense, 5 Years, Maximum [Dollars]	15,969
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,523
Premier Solutions Cornerstone (Series II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.36%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.36%
	Investment options (Fund fees and expenses)[2]	0.30%	2.97%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.36%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.97%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $3,453
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 3,453
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.97%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.97%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	-30.10%	4.34%	8.24%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	9%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI (Closed to Contracts issued on or about 5/3/2010) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Large Value	ClearBridge Value Trust - Class FI* (Closed to Contracts issued on or about 5/3/2010) Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.94%	-14.08%	5.62%	11.54%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-0.16	0.06	0.08
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	-12.05%	-1.12%	0.10%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: Federated Investment Management Company	1.16%	-15.42%	2.17%	4.68%
US Fund High Yield Bond	Federated Hermes High Income Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.90%	-11.73%	1.64%	3.36%
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.23%	-9.04%	1.98%	4.99%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	-12.97%	0.33%	1.23%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1 (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-10.32%	-0.80%	0.09%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Allocation-- 50% to 70% Equity	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.94%	-15.92%	5.85%	7.81%
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.71%	-14.36%	-0.09%	0.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-4.42%	7.17%	9.70%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Allocation-- 30% to 50% Equity	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-9.54%	4.44%	5.48%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-17.69%	5.05%	5.84%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-32.67%	8.94%	12.05%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	-19.62%	7.40%	11.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.00%	-18.32%	1.53%	4.87%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Large Value	Hartford Quality Value Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-5.18%	7.75%	9.97%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Large Blend	Hartford Stock HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	-5.37%	11.45%	12.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	8%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Intermediate Government	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.86%	-12.52%	-0.82%	0.63%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	-14.36%	2.48%	4.99%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	-15.28%	3.27%	5.90%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	-15.83%	3.80%	6.44%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	-16.73%	4.17%	6.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	-16.90%	4.57%	7.10%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	-17.19%	4.96%	7.52%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	-17.15%	5.04%	7.66%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	-14.29%	2.12%	3.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	3%	11.91%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A (Formerly Putnam Growth Opportunities Fund) (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	-30.34%	10.51%	13.66%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.25%	-14.81%	0.93%	4.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Large Blend	Putnam Research Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.02%	-17.33%	9.28%	12.22%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-22.79%	10.48%	13.41%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	5%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	6%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 9/30/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6775
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	-10.81%	-2.04%	2.69%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.03%	-26.80%	1.45%	3.91%
US Fund Large Value	AB Value Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.23%	-36.81%	6.80%	11.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.43%	-35.28%	5.83%	9.87%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Allocation-- 50% to 70% Equity	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	-15.99%	3.23%	4.11%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.05%	-3.42%	8.59%	9.34%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.84%	-14.17%	-0.56%	0.54%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-3.38%	6.03%	9.25%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.19%	-31.61%	9.22%	12.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.22%	-1.67%	6.42%	10.65%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	-14.97%	6.80%	10.08%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	-30.10%	4.34%	8.24%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	-30.37%	9%	10.08%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	-25.18%	5.40%	9.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.97%	-37.84%	7.11%	11.18%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	-4.18%	7.03%	9.87%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock (Singapore) Limited	1.09%	-16.05%	3.17%	4.71%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.09%	-10.32%	3.40%	4.01%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.98%	3.87%	5.86%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.32%	4.72%	7.00%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.08%	2.68%	3.87%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.99%	-4.22%	8.52%	10.19%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	-12.45%	0.37%	1.29%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI (Closed to Contracts issued on or about 5/3/2010) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.93%	-12.61%	9.44%	11.51%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.15%	-25.23%	5.23%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.18%	-28.82%	8.31%	10.88%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
US Fund Large Value	ClearBridge Value Trust - Class FI* (Closed to Contracts issued on or about 5/3/2010) Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	-34.01%	2%	6.98%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	-18.79%	8.14%	11.80%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	0.98%	-32.18%	8.79%	12.21%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	-29.68%	8.86%	12.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.26%	-8.83%	4.57%	9.27%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.94%	-14.08%	5.62%	11.54%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.33%	17.76%	1.89%	0.28%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.90%	-31.10%	9.24%	12.70%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.20%	-29.41%	0.22%	4.36%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Allocation-- 50% to 70% Equity	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.95%	-0.16	0.06	0.08
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	-12.05%	-1.12%	0.10%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: Federated Investment Management Company	1.16%	-15.42%	2.17%	4.68%
US Fund High Yield Bond	Federated Hermes High Income Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.90%	-11.73%	1.64%	3.36%
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.23%	-9.04%	1.98%	4.99%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	-12.97%	0.33%	1.23%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	-25.09%	8.76%	12.23%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Allocation-- 85%+ Equity	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-7.35%	3.27%	6.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	-10.20%	5.50%	8.81%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-14.98%	-0.64%	0.63%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1 (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-10.32%	-0.80%	0.09%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	-31.89%	9.07%	12.07%
US Fund Allocation-- 50% to 70% Equity	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.94%	-15.92%	5.85%	7.81%
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.71%	-14.36%	-0.09%	0.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-4.42%	7.17%	9.70%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Allocation-- 30% to 50% Equity	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-9.54%	4.44%	5.48%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-17.69%	5.05%	5.84%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Global Allocation	Goldman Sachs Satellite Strategies - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.37%	-15.19%	0.13%	1.90%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-32.67%	8.94%	12.05%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	-19.62%	7.40%	11.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-8.48%	2.84%	2.90%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-22.67%	5.16%	8.14%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	-14.39%	-0.06%	4.01%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.00%	-18.32%	1.53%	4.87%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.09%	-15.07%	2.79%	3.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
US Fund Large Value	Hartford Quality Value Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.88%	-5.18%	7.75%	9.97%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Large Blend	Hartford Stock HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	-5.37%	11.45%	12.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.16%	-2.44%	1.22%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-17.70%	-1.08%	1.19%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	8%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	-16.86%	6.92%	-1.89%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-19.71%	7.70%	9.72%
US Fund Large Blend	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Intermediate Government	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.86%	-12.52%	-0.82%	0.63%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-20.60%	5.36%	8.06%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.91%	-5.77%	4.49%	8.25%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	-7.90%	0.98%	1.34%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	-12.66%	6.91%	11.70%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	-0.19%	5.81%	8.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	-7.59%	2.13%	4.81%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.82%	-8.15%	2.72%	5.69%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	-8.18%	3.16%	6.44%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	-8.37%	3.94%	7.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.33%	4.38%	7.69%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.76%	7.91%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.44%	4.74%	7.90%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.35%	4.78%	7.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.86%	-8.31%	4.77%	0.00%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.71%	-7.51%	2.12%	3.77%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-9.09%	10.03%	12.88%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.68%	1%	0.86%	0.47%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.15%	-12.91%	-0.49%	1.39%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	-9.85%	5.51%	9.72%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.76%	-12.68%	1.14%	3.70%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	-36.09%	8.28%	10.77%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.91%	-13.53%	8.64%	11.20%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-9.45%	6.15%	9.57%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	-32.59%	5.87%	9.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	-18.87%	1.01%	3.35%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.64%	-14.08%	-0.22%	1.06%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-16.33%	8.62%	11.54%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	-14.36%	2.48%	4.99%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	-15.28%	3.27%	5.90%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	-15.83%	3.80%	6.44%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	-16.73%	4.17%	6.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	-16.90%	4.57%	7.10%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	-17.19%	4.96%	7.52%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	-17.15%	5.04%	7.66%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	-14.29%	2.12%	3.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.05%	-15.02%	-0.79%	1.07%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.84%	-31.32%	9.34%	12.69%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.24%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-14.04%	-0.03%	1.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.72%	-9.66%	5.05%	7.19%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.99%	0.44%	8.83%	8.44%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	3%	11.91%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	1.60%	-27.04%	3.60%	7.16%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.14%	-9.15%	0.38%	3.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	-30.28%	5.17%	9.02%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	-19.97%	6.11%	9.33%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-40.73%	7.17%	11.85%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	-24.07%	8.59%	10.02%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.87%	-9.68%	6.43%	9.71%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-19.47%	10.42%	12.38%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A (Formerly Putnam Growth Opportunities Fund) (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	-30.34%	10.51%	13.66%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.25%	-14.81%	0.93%	4.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Large Blend	Putnam Research Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.02%	-17.33%	9.28%	12.22%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-22.79%	10.48%	13.41%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%	-13.54%	3.84%	7.83%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	-10.06%	3.43%	5.48%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	5%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	-9.10%	3.88%	6.05%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.10%	-17.95%	7.18%	10.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.97%	-13.65%	5.61%	7.86%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.13%	-13.48%	1.63%	1.93%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-9.02%	9.10%	11.66%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.06%	-0.77%	8.42%	10.94%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.10%	-16.33%	3.93%	5.96%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.14%	-37.06%	7.17%	11.89%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
US Fund Inflation- Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.87%	-8.93%	1.84%	0.41%
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	-18.24%	1.45%	4.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	-24.39%	4.72%	10.49%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.19%	-8.13%	6%	8.96%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.29%	-31.36%	6.88%	9.57%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	-14.33%	0.02%	1.07%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	-16.95%	2.32%	4.64%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	-19.42%	3.65%	9.80%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 9/30/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-34.16%	2.26%	7.09%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	-18.68%	7.04%	10.31%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	-2.82%	9.68%	12.87%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	-14.34%	5.31%	9.31%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	-14.22%	5.80%	9%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	-10.31%	3.22%	7.88%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A* Adviser: Virtus Fund Advisers, LLC Subadviser: Virtus Fixed Income Advisers, LLC	0.70%	-13.70%	0.03%	0.78%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6775
Premier Solutions Cornerstone (Series II) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Cornerstone (Series II) | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Cornerstone (Series II) | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Cornerstone (Series II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Cornerstone (Series II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Cornerstone (Series II) | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Cornerstone (Series II) | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Cornerstone (Series II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Cornerstone (Series II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Cornerstone (Series II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Cornerstone (Series II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Cornerstone (Series II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Cornerstone (Series II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions Cornerstone (Series II) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Cornerstone (Series II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Solutions Cornerstone (Series II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Cornerstone (Series II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Cornerstone (Series II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Cornerstone (Series II) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions Cornerstone (Series II) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Solutions Cornerstone (Series II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.04%)
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Cornerstone (Series II) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Cornerstone (Series II) | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(7.01%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Cornerstone (Series II) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(36.81%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Solutions Cornerstone (Series II) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(35.28%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Cornerstone (Series II) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(38.17%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Premier Solutions Cornerstone (Series II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Cornerstone (Series II) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Premier Solutions Cornerstone (Series II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.42%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Premier Solutions Cornerstone (Series II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(31.61%)
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Premier Solutions Cornerstone (Series II) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Solutions Cornerstone (Series II) | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Cornerstone (Series II) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Premier Solutions Cornerstone (Series II) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Solutions Cornerstone (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Cornerstone (Series II) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Premier Solutions Cornerstone (Series II) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Solutions Cornerstone (Series II) | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Cornerstone (Series II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.93%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Cornerstone (Series II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Solutions Cornerstone (Series II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Solutions Cornerstone (Series II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Cornerstone (Series II) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.37%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Solutions Cornerstone (Series II) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(25.18%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Cornerstone (Series II) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.84%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Premier Solutions Cornerstone (Series II) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.18%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Cornerstone (Series II) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.05%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Premier Solutions Cornerstone (Series II) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.22%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Solutions Cornerstone (Series II) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Solutions Cornerstone (Series II) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Cornerstone (Series II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Cornerstone (Series II) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Cornerstone (Series II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Cornerstone (Series II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Solutions Cornerstone (Series II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Cornerstone (Series II) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Cornerstone (Series II) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Solutions Cornerstone (Series II) | ClearBridgeAggressiveGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class FI (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone (Series II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Cornerstone (Series II) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.23%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Cornerstone (Series II) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Premier Solutions Cornerstone (Series II) | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Cornerstone (Series II) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(34.01%)
Average Annual Total Returns, 5 Years [Percent]	2.00%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Cornerstone (Series II) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions Cornerstone (Series II) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(32.18%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Premier Solutions Cornerstone (Series II) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.68%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Premier Solutions Cornerstone (Series II) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.04%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Premier Solutions Cornerstone (Series II) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Solutions Cornerstone (Series II) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Premier Solutions Cornerstone (Series II) | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Cornerstone (Series II) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.69%)
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	18.16%
Premier Solutions Cornerstone (Series II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Cornerstone (Series II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Cornerstone (Series II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Cornerstone (Series II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Cornerstone (Series II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.03%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Premier Solutions Cornerstone (Series II) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.28%
Premier Solutions Cornerstone (Series II) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Cornerstone (Series II) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Cornerstone (Series II) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.41%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Premier Solutions Cornerstone (Series II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Solutions Cornerstone (Series II) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	0.08%
Premier Solutions Cornerstone (Series II) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Premier Solutions Cornerstone (Series II) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Cornerstone (Series II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Cornerstone (Series II) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Premier Solutions Cornerstone (Series II) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Solutions Cornerstone (Series II) | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Solutions Cornerstone (Series II) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Cornerstone (Series II) | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Cornerstone (Series II) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Premier Solutions Cornerstone (Series II) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Premier Solutions Cornerstone (Series II) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.09%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Cornerstone (Series II) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Solutions Cornerstone (Series II) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Cornerstone (Series II) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Cornerstone (Series II) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Premier Solutions Cornerstone (Series II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Premier Solutions Cornerstone (Series II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Cornerstone (Series II) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Cornerstone (Series II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Solutions Cornerstone (Series II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Cornerstone (Series II) | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Premier Solutions Cornerstone (Series II) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Cornerstone (Series II) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(26.68%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Cornerstone (Series II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Cornerstone (Series II) | GoldmanSachsSatelliteStrategiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Premier Solutions Cornerstone (Series II) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Solutions Cornerstone (Series II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	2.90%
Premier Solutions Cornerstone (Series II) | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Premier Solutions Cornerstone (Series II) | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(19.20%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Premier Solutions Cornerstone (Series II) | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Premier Solutions Cornerstone (Series II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.67%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Cornerstone (Series II) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(15.07%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Solutions Cornerstone (Series II) | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Premier Solutions Cornerstone (Series II) | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.07%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.83%
Premier Solutions Cornerstone (Series II) | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.41%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Cornerstone (Series II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Cornerstone (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Cornerstone (Series II) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions Cornerstone (Series II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Solutions Cornerstone (Series II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Cornerstone (Series II) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Premier Solutions Cornerstone (Series II) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Premier Solutions Cornerstone (Series II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Solutions Cornerstone (Series II) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Cornerstone (Series II) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Solutions Cornerstone (Series II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Cornerstone (Series II) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Cornerstone (Series II) | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Premier Solutions Cornerstone (Series II) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Cornerstone (Series II) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Premier Solutions Cornerstone (Series II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Solutions Cornerstone (Series II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(20.60%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Cornerstone (Series II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Solutions Cornerstone (Series II) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Cornerstone (Series II) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Premier Solutions Cornerstone (Series II) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Solutions Cornerstone (Series II) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Premier Solutions Cornerstone (Series II) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Cornerstone (Series II) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Cornerstone (Series II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Solutions Cornerstone (Series II) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions Cornerstone (Series II) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.59%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.15%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(8.37%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.35%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.31%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(7.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Cornerstone (Series II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Solutions Cornerstone (Series II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Cornerstone (Series II) | LordAbbettBondDebentureFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.68%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Premier Solutions Cornerstone (Series II) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Cornerstone (Series II) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(36.09%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Premier Solutions Cornerstone (Series II) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Premier Solutions Cornerstone (Series II) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Solutions Cornerstone (Series II) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.87%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Premier Solutions Cornerstone (Series II) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Premier Solutions Cornerstone (Series II) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	2.48%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.32%
Premier Solutions Cornerstone (Series II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Solutions Cornerstone (Series II) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Premier Solutions Cornerstone (Series II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Cornerstone (Series II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Cornerstone (Series II) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Cornerstone (Series II) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Premier Solutions Cornerstone (Series II) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Solutions Cornerstone (Series II) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.44%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Solutions Cornerstone (Series II) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Solutions Cornerstone (Series II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Cornerstone (Series II) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Premier Solutions Cornerstone (Series II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Cornerstone (Series II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Premier Solutions Cornerstone (Series II) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(40.73%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Premier Solutions Cornerstone (Series II) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.07%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Solutions Cornerstone (Series II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Cornerstone (Series II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Cornerstone (Series II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Cornerstone (Series II) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.47%)
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Premier Solutions Cornerstone (Series II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Solutions Cornerstone (Series II) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.81%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Cornerstone (Series II) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Cornerstone (Series II) | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.27%)
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Premier Solutions Cornerstone (Series II) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Cornerstone (Series II) | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	13.03%
Premier Solutions Cornerstone (Series II) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Solutions Cornerstone (Series II) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Cornerstone (Series II) | PutnamSustainableLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.41%
Premier Solutions Cornerstone (Series II) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class* (Formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Cornerstone (Series II) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Cornerstone (Series II) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Cornerstone (Series II) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.43%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.60%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.10%)
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.42%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.27%)
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.56%)
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.69%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Premier Solutions Cornerstone (Series II) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Premier Solutions Cornerstone (Series II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Cornerstone (Series II) | TheHartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.10%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Cornerstone (Series II) | TheHartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Solutions Cornerstone (Series II) | TheHartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.68%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Premier Solutions Cornerstone (Series II) | TheHartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(13.48%)
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Premier Solutions Cornerstone (Series II) | TheHartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Solutions Cornerstone (Series II) | TheHartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(9.02%)
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Premier Solutions Cornerstone (Series II) | TheHartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(16.33%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Premier Solutions Cornerstone (Series II) | TheHartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Cornerstone (Series II) | TheHartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(37.06%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Premier Solutions Cornerstone (Series II) | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Solutions Cornerstone (Series II) | TheHartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Premier Solutions Cornerstone (Series II) | TheHartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.36%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Premier Solutions Cornerstone (Series II) | TheHartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Solutions Cornerstone (Series II) | TheHartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Cornerstone (Series II) | TheHartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(8.13%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Premier Solutions Cornerstone (Series II) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Premier Solutions Cornerstone (Series II) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.42%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Premier Solutions Cornerstone (Series II) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Premier Solutions Cornerstone (Series II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Cornerstone (Series II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Solutions Cornerstone (Series II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Solutions Cornerstone (Series II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Cornerstone (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Cornerstone (Series II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Cornerstone (Series II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Cornerstone (Series II) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	12.87%
Premier Solutions Cornerstone (Series II) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Cornerstone (Series II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Solutions Cornerstone (Series II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.34%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Cornerstone (Series II) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(14.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Premier Solutions Cornerstone (Series II) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012)
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Cornerstone (Series II) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone (Series II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Solutions Cornerstone (Series II) | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Cornerstone (Series II) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Solutions Cornerstone (Series II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Premier Solutions Cornerstone (Series II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Cornerstone (Series II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.16%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	1.22%
Premier Solutions Cornerstone (Series II) | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Premier Solutions Cornerstone (Series II) | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(1.67%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Premier Solutions Cornerstone (Series II) | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Cornerstone (Series II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Solutions Cornerstone (Series II) | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Premier Solutions Cornerstone (Series II) | FrostGrowthEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(31.89%)
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Premier Solutions Cornerstone (Series II) | HartfordInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Cornerstone (Series II) | InvescoEQVEmergingMarketsAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.08%)
Average Annual Total Returns, 10 Years [Percent]	1.19%
Premier Solutions Cornerstone (Series II) | JPMorganUSEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.09%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Premier Solutions Cornerstone (Series II) | JPMorganUSGovernmentMoneyMarketFundReserveClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Premier Solutions Cornerstone (Series II) | LordAbbettGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(32.59%)
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Premier Solutions Cornerstone (Series II) | LordAbbettTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
Premier Solutions Cornerstone (Series II) | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Premier Solutions Cornerstone (Series II) | NuveenMidCapGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(30.28%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Premier Solutions Cornerstone (Series II) | NuveenSmallCapSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(19.97%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Premier Solutions Cornerstone (Series II) | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(9.68%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Premier Solutions Cornerstone (Series II) | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Cornerstone (Series II) | TheHartfordChecksandBalancesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(13.65%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Premier Solutions Cornerstone (Series II) | TheHartfordEquityIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(0.77%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.94%
Premier Solutions Cornerstone (Series II) | TheHartfordInternationalOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(18.24%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Premier Solutions Cornerstone (Series II) | TheHartfordMidcapFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(24.39%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Premier Solutions Cornerstone (Series II) | VirtusSeixTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.78%
Premier Solutions Cornerstone (Series II) | AmericanFundsSMALLCAPWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds SMALLCAP World Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(30.10%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Premier Solutions Cornerstone (Series II) | DavisOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Solutions Cornerstone (Series II) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.12%)
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Cornerstone (Series II) | FederatedHermesGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(15.42%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Premier Solutions Cornerstone (Series II) | FederatedHermesHighIncomeBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Cornerstone (Series II) | FederatedHermesInternationalLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(9.04%)
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Premier Solutions Cornerstone (Series II) | FederatedHermesTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	1.23%
Premier Solutions Cornerstone (Series II) | FranklinUSGovernmentSecuritiesFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]	0.09%
Premier Solutions Cornerstone (Series II) | GeorgePutnamBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.92%)
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Cornerstone (Series II) | GoldmanSachsCoreFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	0.89%
Premier Solutions Cornerstone (Series II) | GoldmanSachsEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone (Series II) | GoldmanSachsIncomeBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(9.54%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Cornerstone (Series II) | GoldmanSachsInternationalEquityESGFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(17.69%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Premier Solutions Cornerstone (Series II) | GoldmanSachsStrategicGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.67%)
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Premier Solutions Cornerstone (Series II) | GoldmanSachsUSEquityInsightsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(19.62%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions Cornerstone (Series II) | HartfordInternationalOpportunitiesHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IB
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.32%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Premier Solutions Cornerstone (Series II) | HartfordQualityValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Quality Value Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(5.18%)
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Premier Solutions Cornerstone (Series II) | HartfordStockHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IB
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.37%)
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Cornerstone (Series II) | InvescoGlobalCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(22.20%)
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Premier Solutions Cornerstone (Series II) | InvescoQualityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(12.52%)
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.28%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	5.90%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(16.73%)
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(16.90%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(17.19%)
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(17.15%)
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Premier Solutions Cornerstone (Series II) | MSIFGlobalOpportunityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MSIF Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(41.74%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Premier Solutions Cornerstone (Series II) | PutnamLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Fund - Class A (Formerly Putnam Growth Opportunities Fund) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(30.34%)
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	13.66%
Premier Solutions Cornerstone (Series II) | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;The Putnam Advisory Company LLC;
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Cornerstone (Series II) | PutnamResearchFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Research Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;The Putnam Advisory Company LLC;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.22%
Premier Solutions Cornerstone (Series II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Cornerstone (Series II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Cornerstone (Series II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Cornerstone (Series II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,886
Surrender Expense, 3 Years, Maximum [Dollars]	15,908
Surrender Expense, 5 Years, Maximum [Dollars]	22,991
Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Annuitized Expense, 1 Year, Maximum [Dollars]	4,326
Annuitized Expense, 3 Years, Maximum [Dollars]	13,120
Annuitized Expense, 5 Years, Maximum [Dollars]	22,028
Annuitized Expense, 10 Years, Maximum [Dollars]	44,802
No Surrender Expense, 1 Year, Maximum [Dollars]	4,356
No Surrender Expense, 3 Years, Maximum [Dollars]	13,150
No Surrender Expense, 5 Years, Maximum [Dollars]	22,058
No Surrender Expense, 10 Years, Maximum [Dollars]	44,832
Premier Solutions Cornerstone (Series II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,691
Surrender Expense, 3 Years, Maximum [Dollars]	15,333
Surrender Expense, 5 Years, Maximum [Dollars]	22,049
Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Annuitized Expense, 1 Year, Maximum [Dollars]	4,121
Annuitized Expense, 3 Years, Maximum [Dollars]	12,527
Annuitized Expense, 5 Years, Maximum [Dollars]	21,076
Annuitized Expense, 10 Years, Maximum [Dollars]	43,088
No Surrender Expense, 1 Year, Maximum [Dollars]	4,151
No Surrender Expense, 3 Years, Maximum [Dollars]	12,557
No Surrender Expense, 5 Years, Maximum [Dollars]	21,106
No Surrender Expense, 10 Years, Maximum [Dollars]	43,118
Premier Solutions Cornerstone (Series II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,497
Surrender Expense, 3 Years, Maximum [Dollars]	14,756
Surrender Expense, 5 Years, Maximum [Dollars]	21,098
Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Annuitized Expense, 1 Year, Maximum [Dollars]	3,916
Annuitized Expense, 3 Years, Maximum [Dollars]	11,931
Annuitized Expense, 5 Years, Maximum [Dollars]	20,115
Annuitized Expense, 10 Years, Maximum [Dollars]	41,338
No Surrender Expense, 1 Year, Maximum [Dollars]	3,946
No Surrender Expense, 3 Years, Maximum [Dollars]	11,961
No Surrender Expense, 5 Years, Maximum [Dollars]	20,145
No Surrender Expense, 10 Years, Maximum [Dollars]	41,368
Premier Solutions Cornerstone (Series II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,399
Surrender Expense, 3 Years, Maximum [Dollars]	14,466
Surrender Expense, 5 Years, Maximum [Dollars]	20,620
Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Annuitized Expense, 1 Year, Maximum [Dollars]	3,813
Annuitized Expense, 3 Years, Maximum [Dollars]	11,632
Annuitized Expense, 5 Years, Maximum [Dollars]	19,631
Annuitized Expense, 10 Years, Maximum [Dollars]	40,449
No Surrender Expense, 1 Year, Maximum [Dollars]	3,843
No Surrender Expense, 3 Years, Maximum [Dollars]	11,662
No Surrender Expense, 5 Years, Maximum [Dollars]	19,661
No Surrender Expense, 10 Years, Maximum [Dollars]	40,479
Premier Solutions Cornerstone (Series II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,302
Surrender Expense, 3 Years, Maximum [Dollars]	14,176
Surrender Expense, 5 Years, Maximum [Dollars]	20,140
Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Annuitized Expense, 1 Year, Maximum [Dollars]	3,711
Annuitized Expense, 3 Years, Maximum [Dollars]	11,332
Annuitized Expense, 5 Years, Maximum [Dollars]	19,146
Annuitized Expense, 10 Years, Maximum [Dollars]	39,552
No Surrender Expense, 1 Year, Maximum [Dollars]	3,741
No Surrender Expense, 3 Years, Maximum [Dollars]	11,362
No Surrender Expense, 5 Years, Maximum [Dollars]	19,176
No Surrender Expense, 10 Years, Maximum [Dollars]	39,582
Premier Solutions Cornerstone (Series II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,156
Surrender Expense, 3 Years, Maximum [Dollars]	13,740
Surrender Expense, 5 Years, Maximum [Dollars]	19,416
Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Annuitized Expense, 1 Year, Maximum [Dollars]	3,557
Annuitized Expense, 3 Years, Maximum [Dollars]	10,882
Annuitized Expense, 5 Years, Maximum [Dollars]	18,414
Annuitized Expense, 10 Years, Maximum [Dollars]	38,189
No Surrender Expense, 1 Year, Maximum [Dollars]	3,587
No Surrender Expense, 3 Years, Maximum [Dollars]	10,912
No Surrender Expense, 5 Years, Maximum [Dollars]	18,444
No Surrender Expense, 10 Years, Maximum [Dollars]	38,219
Premier Solutions Cornerstone (Series II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,010
Surrender Expense, 3 Years, Maximum [Dollars]	13,302
Surrender Expense, 5 Years, Maximum [Dollars]	18,687
Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Annuitized Expense, 1 Year, Maximum [Dollars]	3,403
Annuitized Expense, 3 Years, Maximum [Dollars]	10,430
Annuitized Expense, 5 Years, Maximum [Dollars]	17,677
Annuitized Expense, 10 Years, Maximum [Dollars]	36,805
No Surrender Expense, 1 Year, Maximum [Dollars]	3,433
No Surrender Expense, 3 Years, Maximum [Dollars]	10,460
No Surrender Expense, 5 Years, Maximum [Dollars]	17,707
No Surrender Expense, 10 Years, Maximum [Dollars]	36,835
Premier Solutions Cornerstone (Series II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,815
Surrender Expense, 3 Years, Maximum [Dollars]	12,716
Surrender Expense, 5 Years, Maximum [Dollars]	17,709
Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Annuitized Expense, 1 Year, Maximum [Dollars]	3,198
Annuitized Expense, 3 Years, Maximum [Dollars]	9,825
Annuitized Expense, 5 Years, Maximum [Dollars]	16,687
Annuitized Expense, 10 Years, Maximum [Dollars]	34,927
No Surrender Expense, 1 Year, Maximum [Dollars]	3,228
No Surrender Expense, 3 Years, Maximum [Dollars]	9,855
No Surrender Expense, 5 Years, Maximum [Dollars]	16,717
No Surrender Expense, 10 Years, Maximum [Dollars]	34,957
Premier Solutions Cornerstone (Series II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,669
Surrender Expense, 3 Years, Maximum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	16,969
Surrender Expense, 10 Years, Maximum [Dollars]	33,523
Annuitized Expense, 1 Year, Maximum [Dollars]	3,044
Annuitized Expense, 3 Years, Maximum [Dollars]	9,370
Annuitized Expense, 5 Years, Maximum [Dollars]	15,939
Annuitized Expense, 10 Years, Maximum [Dollars]	33,493
No Surrender Expense, 1 Year, Maximum [Dollars]	3,074
No Surrender Expense, 3 Years, Maximum [Dollars]	9,400
No Surrender Expense, 5 Years, Maximum [Dollars]	15,969
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,523
Premier Solutions Cornerstone
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.30%	2.23%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.30%	2.23%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.23%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,436	Highest Annual Cost: $2,942
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,436
Highest Annual Cost [Dollars]	$ 2,942
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.23%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.23%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.23%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	-30.10%	4.34%	8.24%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Large Blend	Davis Opportunity Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.94%	-14.08%	5.62%	11.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* (Closed to Contracts issued on or about 6/1/2014) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	-12.05%	-1.12%	0.10%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: Federated Investment Management Company	1.16%	-15.42%	2.17%	4.68%
US Fund High Yield Bond	Federated Hermes High Income Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.90%	-11.73%	1.64%	3.36%
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.23%	-9.04%	1.98%	4.99%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	-12.97%	0.33%	1.23%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1 Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-10.32%	-0.80%	0.09%
US Fund Allocation-- 50% to 70% Equity	George Putnam Balanced Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.94%	-15.92%	5.85%	7.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.71%	-14.36%	-0.09%	0.89%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-4.42%	7.17%	9.70%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Allocation-- 30% to 50% Equity	Goldman Sachs Income Builder Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-9.54%	4.44%	5.48%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-17.69%	5.05%	5.84%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-32.67%	8.94%	12.05%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	-19.62%	7.40%	11.70%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.00%	-18.32%	1.53%	4.87%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Large Blend	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	-5.37%	11.45%	12.70%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Invesco Quality Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.86%	-12.52%	-0.82%	0.63%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	-10.01%	5.32%	9.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.01%	-12.89%	0.89%	3.57%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.14%	-36.19%	8.08%	10.69%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.11%	-13.70%	8.43%	11%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-9.64%	5.94%	9.37%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class P* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-32.74%	5.66%	9.26%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.89%	-14.21%	-0.44%	0.81%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.36%	-22.08%	4.16%	8.44%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	3%	11.91%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A (Formerly Putnam Growth Opportunities Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	-30.34%	10.51%	13.66%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.25%	-14.81%	0.93%	4.40%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Large Blend	Putnam Research Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.02%	-17.33%	9.28%	12.22%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-22.79%	10.48%	13.41%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	5%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5776
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.95%	-7.01%	3.94%	7.88%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.30%	-38.17%	4.70%	8.40%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.98%	-29.02%	5.44%	10.18%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-12.40%	5.16%	7.89%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-4.81%	7.94%	10.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-7.43%	3.43%	5.38%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.11%	-23.24%	0.87%	4.62%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	-16.95%	6.57%	10.76%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-26.09%	6.99%	9.58%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	-30.10%	4.34%	8.24%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.85%	-12.93%	0.35%	0.98%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-15.79%	6.71%	10.55%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-29.88%	4.60%	10.17%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	-8.78%	8.70%	11.52%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-21.23%	8.09%	11.22%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.90%	-5.27%	8.95%	11.03%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.97%	4.18%	8.77%	8.35%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-15.54%	3.20%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-16.79%	4.29%	6.44%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-17.89%	4.86%	7.31%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.78%	7.43%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.84%	-18.90%	4.92%	7.60%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	-18.42%	8.99%	12.01%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.40%	-13.62%	-0.41%	0.59%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-18.54%	8.87%	12.01%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	-27.66%	5.76%	8.32%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.10%	-30.71%	1.77%	4.59%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.91%	-15.57%	0.61%	1.78%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.24%	-25.60%	1.83%	7.67%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.20%	-28.85%	8.28%	10.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	-5.04%	7.59%	10.78%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	-9.14%	7.94%	10.64%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	-9.45%	7.65%	10.36%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.03%	-15.16%	4.80%	9.31%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.29%	-31.69%	14.36%	18.16%
US Fund Large Blend	Davis Opportunity Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.94%	-14.08%	5.62%	11.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.70%	-13.94%	0.35%	1.29%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* (Closed to Contracts issued on or about 6/1/2014) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-26.73%	-1.28%	1.79%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.20%	-32.41%	8.64%	12.14%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	-9.03%	9.28%	12.86%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	-8.80%	4.83%	8.55%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	-7.98%	4.86%	8.03%
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	-12.05%	-1.12%	0.10%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: Federated Investment Management Company	1.16%	-15.42%	2.17%	4.68%
US Fund High Yield Bond	Federated Hermes High Income Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.90%	-11.73%	1.64%	3.36%
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.23%	-9.04%	1.98%	4.99%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.96%	-30.30%	4.81%	10.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	-24.57%	9.15%	12.36%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	-12.97%	0.33%	1.23%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	-19.99%	7.78%	11.19%
US Fund Allocation-- 30% to 50% Equity	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	-15.22%	1.86%	3.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	-17.16%	4.73%	7.07%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.78%	-9%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.62%	-5.05%	4.78%	5.73%
US Fund Allocation-- 50% to 70% Equity	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-16.14%	3.42%	5.24%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.06%	-11.91%	3.96%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.27%	-4.99%	3.68%	6.47%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.88%	-10.72%	0.03%	1.27%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1 Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-10.32%	-0.80%	0.09%
US Fund Allocation-- 50% to 70% Equity	George Putnam Balanced Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.94%	-15.92%	5.85%	7.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.71%	-14.36%	-0.09%	0.89%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-4.42%	7.17%	9.70%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
US Fund Allocation-- 30% to 50% Equity	Goldman Sachs Income Builder Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-9.54%	4.44%	5.48%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-17.69%	5.05%	5.84%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-6.57%	6.57%	9.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	-26.68%	8.42%	10.25%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.19%	-10.65%	8.17%	9.65%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-15.02%	2.77%	8.29%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.04%	-32.67%	8.94%	12.05%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	-19.62%	7.40%	11.70%
US Fund Allocation-- 50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	-13.66%	5.84%	7.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	-19.20%	9.28%	12.83%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	-9.15%	9.27%	11.91%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.00%	-18.32%	1.53%	4.87%
US Fund Allocation-- 50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.78%	-14.83%	3.10%	4.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	-31.07%	7.17%	9.83%
US Fund Large Blend	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	-5.37%	11.45%	12.70%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-14.41%	0.10%	1.24%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	0.81%	7.96%	10.95%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	0.63%	5.70%	9.23%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd	1.22%	-22.20%	1.44%	5.39%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	-11.79%	-1.42%	0.49%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-5.93%	6.06%	10.12%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.24%	-25.32%	-0.10%	4.53%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	-20.17%	7.20%	10.68%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-14.35%	5.92%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Invesco Quality Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.86%	-12.52%	-0.82%	0.63%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.96%	-12.66%	8.71%	10.03%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.96%	-16.15%	9.35%	13.10%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	-12.36%	12.93%	15.18%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	-18.17%	9.00%	10.45%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	-10.01%	5.32%	9.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.01%	-12.89%	0.89%	3.57%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.14%	-36.19%	8.08%	10.69%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.11%	-13.70%	8.43%	11%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-9.64%	5.94%	9.37%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class P* Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-32.74%	5.66%	9.26%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.89%	-14.21%	-0.44%	0.81%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.36%	-22.08%	4.16%	8.44%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-14.51%	2.24%	4.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	-15.57%	3.01%	5.63%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-16.03%	3.53%	6.16%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.90%	6.55%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	-17.12%	4.33%	6.83%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.34%	4.72%	7.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	-17.38%	4.76%	7.39%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.40%	4.78%	6.27%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	-17.36%	4.76%	6.72%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	-14.50%	1.86%	3.05%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.10%	2.54%	2.54%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-14.51%	2.79%	2.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	-14.83%	3.04%	3.04%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-15.19%	3.33%	3.33%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	-16.15%	3.68%	3.68%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	-17.48%	3.95%	3.95%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	-18.44%	4.20%	4.20%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	-19.26%	4.45%	4.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	-19.54%	4.66%	4.66%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	-19.59%	4.66%	4.66%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.72%	4.62%	4.62%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	-19.71%	4.63%	4.63%
US Fund Allocation-- 30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	-13.52%	2.77%	2.77%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.00%	-17.52%	2.62%	4.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-6.14%	7.26%	10.90%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Co	1.20%	-41.74%	3%	11.91%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	-18.77%	7.08%	10.72%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.91%	-9.75%	9.54%	11.19%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	24.50%	8.16%	2.61%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.76%	-15.79%	-0.58%	0.59%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-20.77%	10.56%	12.94%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	-9.81%	6.28%	9.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.10%	-6.00%	5.01%	9.09%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.00%	-31.27%	5.11%	10.40%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	-13.12%	0.59%	2.01%
US Fund Large Blend	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-16.08%	9.29%	13.03%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A (Formerly Putnam Growth Opportunities Fund) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	-30.34%	10.51%	13.66%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.01%	-11.85%	1.37%	3.00%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC;Putnam Investments Limited;	1.50%	-18.01%	1.62%	4.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.25%	-14.81%	0.93%	4.40%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.89%	-3.09%	9.15%	11.58%
US Fund Large Blend	Putnam Research Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.02%	-17.33%	9.28%	12.22%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	-22.79%	10.48%	13.41%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	-3.81%	6.56%	9.20%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	-40.44%	4.41%	10.66%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-14.43%	2.71%	4.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.01%	-14.60%	3.03%	5.21%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	-15.10%	3.38%	5.93%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.05%	-16.09%	3.79%	6.61%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.08%	-17.42%	4.11%	7.19%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	-18.45%	4.39%	7.63%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	-19.27%	4.68%	7.99%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	-19.53%	4.91%	8.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	-19.56%	5%	8.16%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.64%	4.87%	8.12%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	-19.69%	4.87%	6.04%
US Fund Allocation-- 30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	-13.52%	2.71%	3.97%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	-3.59%	-0.74%	2.87%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.96%	-6.17%	-2.80%	-0.64%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.05%	-11.71%	-0.75%	3.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.79%	-17.68%	7.50%	10.98%
US Fund Allocation-- 30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.83%	-13.29%	1.92%	2.23%
US Fund Allocation-- 70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.80%	-16.08%	4.24%	6.27%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	-10.52%	1.85%	3.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	-14.06%	0.35%	1.39%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	-13.54%	-0.42%	0.63%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-19.37%	8.48%	11.82%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-29.36%	10.62%	13.74%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	-7.74%	6.38%	9.96%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.33%	-11.77%	7.91%	10.35%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	-6.91%	7.06%	11.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.01%	-13.70%	3.92%	7.67%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	-16.22%	-0.09%	5.10%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Premier Solutions Cornerstone | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Cornerstone | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Cornerstone | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Cornerstone | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Cornerstone | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Cornerstone | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Cornerstone | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Cornerstone | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Cornerstone | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Cornerstone | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Cornerstone | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Cornerstone | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Cornerstone | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Premier Solutions Cornerstone | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Cornerstone | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Cornerstone | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.87%
Premier Solutions Cornerstone | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Solutions Cornerstone | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(7.01%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Cornerstone | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(38.17%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Premier Solutions Cornerstone | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.02%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Solutions Cornerstone | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Cornerstone | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.81%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Premier Solutions Cornerstone | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Solutions Cornerstone | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Premier Solutions Cornerstone | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Premier Solutions Cornerstone | AmericanFundsWashingtonMutualInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.78%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Cornerstone | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Cornerstone | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.93%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Premier Solutions Cornerstone | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Cornerstone | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Cornerstone | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Premier Solutions Cornerstone | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Cornerstone | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Premier Solutions Cornerstone | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(5.27%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Premier Solutions Cornerstone | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Cornerstone | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(16.79%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.90%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Solutions Cornerstone | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Cornerstone | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Cornerstone | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Premier Solutions Cornerstone | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Cornerstone | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Premier Solutions Cornerstone | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.71%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Cornerstone | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Solutions Cornerstone | ClearBridgeAggressiveGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Premier Solutions Cornerstone | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Cornerstone | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.04%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Premier Solutions Cornerstone | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.14%)
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Solutions Cornerstone | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.45%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Premier Solutions Cornerstone | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Cornerstone | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(31.69%)
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	18.16%
Premier Solutions Cornerstone | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(13.94%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Premier Solutions Cornerstone | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
Premier Solutions Cornerstone | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Cornerstone | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(9.03%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Premier Solutions Cornerstone | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.80%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Cornerstone | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Premier Solutions Cornerstone | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Solutions Cornerstone | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Solutions Cornerstone | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Cornerstone | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Cornerstone | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Premier Solutions Cornerstone | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Premier Solutions Cornerstone | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Solutions Cornerstone | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Cornerstone | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.91%)
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Cornerstone | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Cornerstone | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
Premier Solutions Cornerstone | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Cornerstone | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Formerly Goldman Sachs Capital Growth Fund. Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Premier Solutions Cornerstone | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Cornerstone | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(26.68%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Premier Solutions Cornerstone | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Cornerstone | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Solutions Cornerstone | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Premier Solutions Cornerstone | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(19.20%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Premier Solutions Cornerstone | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Premier Solutions Cornerstone | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Premier Solutions Cornerstone | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.07%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.83%
Premier Solutions Cornerstone | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.41%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Premier Solutions Cornerstone | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Cornerstone | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Cornerstone | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions Cornerstone | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Premier Solutions Cornerstone | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.42%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
Premier Solutions Cornerstone | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Cornerstone | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Solutions Cornerstone | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(25.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions Cornerstone | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Premier Solutions Cornerstone | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Cornerstone | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Solutions Cornerstone | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.66%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Premier Solutions Cornerstone | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Premier Solutions Cornerstone | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Premier Solutions Cornerstone | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	10.45%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.98%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.10%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.19%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.44%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.54%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.72%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Premier Solutions Cornerstone | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Solutions Cornerstone | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Cornerstone | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Solutions Cornerstone | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Cornerstone | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Cornerstone | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Cornerstone | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Premier Solutions Cornerstone | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.81%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Cornerstone | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Cornerstone | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.27%)
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Premier Solutions Cornerstone | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Cornerstone | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A (Formerly Putnam Multi-Cap Core Fund)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	13.03%
Premier Solutions Cornerstone | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Solutions Cornerstone | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Cornerstone | PutnamSustainableLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.41%
Premier Solutions Cornerstone | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.81%)
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Cornerstone | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(40.44%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Premier Solutions Cornerstone | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.43%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Premier Solutions Cornerstone | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.60%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Premier Solutions Cornerstone | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.10%)
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Cornerstone | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Premier Solutions Cornerstone | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.42%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Premier Solutions Cornerstone | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Cornerstone | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(19.27%)
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Premier Solutions Cornerstone | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Premier Solutions Cornerstone | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(19.56%)
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Cornerstone | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Premier Solutions Cornerstone | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.69%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Cornerstone | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Premier Solutions Cornerstone | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.64%)
Premier Solutions Cornerstone | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Cornerstone | TheHartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	The Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.68%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Premier Solutions Cornerstone | TheHartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	The Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Solutions Cornerstone | TheHartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	The Hartford Growth Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Cornerstone | TheHartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(10.52%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Premier Solutions Cornerstone | TheHartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	The Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Cornerstone | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Cornerstone | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Premier Solutions Cornerstone | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(29.36%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	13.74%
Premier Solutions Cornerstone | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Premier Solutions Cornerstone | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Premier Solutions Cornerstone | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(6.91%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Cornerstone | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Cornerstone | LordAbbettValueOpportunitiesFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(22.08%)
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Premier Solutions Cornerstone | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Premier Solutions Cornerstone | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Cornerstone | AmericanFundsSMALLCAPWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds SMALLCAP World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(30.10%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Premier Solutions Cornerstone | DavisOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Premier Solutions Cornerstone | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.12%)
Average Annual Total Returns, 10 Years [Percent]	0.10%
Premier Solutions Cornerstone | FederatedHermesGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(15.42%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Premier Solutions Cornerstone | FederatedHermesHighIncomeBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Premier Solutions Cornerstone | FederatedHermesInternationalLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(9.04%)
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Premier Solutions Cornerstone | FederatedHermesTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	1.23%
Premier Solutions Cornerstone | FranklinUSGovernmentSecuritiesFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]	0.09%
Premier Solutions Cornerstone | GeorgePutnamBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	George Putnam Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.92%)
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Cornerstone | GoldmanSachsCoreFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	0.89%
Premier Solutions Cornerstone | GoldmanSachsEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone | GoldmanSachsIncomeBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--30% to 50% Equity
Portfolio Company Name [Text Block]	Goldman Sachs Income Builder Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(9.54%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Cornerstone | GoldmanSachsInternationalEquityESGFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs International Equity ESG Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(17.69%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Premier Solutions Cornerstone | GoldmanSachsStrategicGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.67%)
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Premier Solutions Cornerstone | GoldmanSachsUSEquityInsightsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(19.62%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Premier Solutions Cornerstone | HartfordInternationalOpportunitiesHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.32%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Premier Solutions Cornerstone | HartfordStockHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.37%)
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Cornerstone | InvescoGlobalCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(22.20%)
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Premier Solutions Cornerstone | InvescoQualityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Invesco Quality Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(12.52%)
Average Annual Total Returns, 5 Years [Percent]	(0.82%)
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Cornerstone | MSIFGlobalOpportunityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MSIF Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(41.74%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Premier Solutions Cornerstone | PutnamLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Fund - Class A (Formerly Putnam Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(30.34%)
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	13.66%
Premier Solutions Cornerstone | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;The Putnam Advisory Company LLC;
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Cornerstone | PutnamResearchFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Research Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;The Putnam Advisory Company LLC;
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	12.22%
Premier Solutions Cornerstone | LordAbbettAffiliatedFundIncClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.01%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Premier Solutions Cornerstone | LordAbbettBondDebentureFundIncClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Premier Solutions Cornerstone | LordAbbettDevelopingGrowthFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(36.19%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Premier Solutions Cornerstone | LordAbbettDividendGrowthFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Premier Solutions Cornerstone | LordAbbettFundamentalEquityFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(9.64%)
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Premier Solutions Cornerstone | LordAbbettGrowthOpportunitiesFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class P*
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(32.74%)
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	9.26%
Premier Solutions Cornerstone | LordAbbettTotalReturnFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Cornerstone | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Cornerstone | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Cornerstone | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Cornerstone | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,166
Surrender Expense, 3 Years, Maximum [Dollars]	13,769
Surrender Expense, 5 Years, Maximum [Dollars]	19,465
Surrender Expense, 10 Years, Maximum [Dollars]	38,310
Annuitized Expense, 1 Year, Maximum [Dollars]	3,567
Annuitized Expense, 3 Years, Maximum [Dollars]	10,912
Annuitized Expense, 5 Years, Maximum [Dollars]	18,463
Annuitized Expense, 10 Years, Maximum [Dollars]	38,280
No Surrender Expense, 1 Year, Maximum [Dollars]	3,597
No Surrender Expense, 3 Years, Maximum [Dollars]	10,942
No Surrender Expense, 5 Years, Maximum [Dollars]	18,493
No Surrender Expense, 10 Years, Maximum [Dollars]	38,310
Premier Solutions Cornerstone | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,971
Surrender Expense, 3 Years, Maximum [Dollars]	13,185
Surrender Expense, 5 Years, Maximum [Dollars]	18,492
Surrender Expense, 10 Years, Maximum [Dollars]	36,462
Annuitized Expense, 1 Year, Maximum [Dollars]	3,362
Annuitized Expense, 3 Years, Maximum [Dollars]	10,309
Annuitized Expense, 5 Years, Maximum [Dollars]	17,480
Annuitized Expense, 10 Years, Maximum [Dollars]	36,432
No Surrender Expense, 1 Year, Maximum [Dollars]	3,392
No Surrender Expense, 3 Years, Maximum [Dollars]	10,339
No Surrender Expense, 5 Years, Maximum [Dollars]	17,510
No Surrender Expense, 10 Years, Maximum [Dollars]	36,462
Premier Solutions Cornerstone | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,776
Surrender Expense, 3 Years, Maximum [Dollars]	12,599
Surrender Expense, 5 Years, Maximum [Dollars]	17,512
Surrender Expense, 10 Years, Maximum [Dollars]	34,576
Annuitized Expense, 1 Year, Maximum [Dollars]	3,157
Annuitized Expense, 3 Years, Maximum [Dollars]	9,704
Annuitized Expense, 5 Years, Maximum [Dollars]	16,488
Annuitized Expense, 10 Years, Maximum [Dollars]	34,546
No Surrender Expense, 1 Year, Maximum [Dollars]	3,187
No Surrender Expense, 3 Years, Maximum [Dollars]	9,734
No Surrender Expense, 5 Years, Maximum [Dollars]	16,518
No Surrender Expense, 10 Years, Maximum [Dollars]	34,576
Premier Solutions Cornerstone | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,679
Surrender Expense, 3 Years, Maximum [Dollars]	12,305
Surrender Expense, 5 Years, Maximum [Dollars]	17,018
Surrender Expense, 10 Years, Maximum [Dollars]	33,619
Annuitized Expense, 1 Year, Maximum [Dollars]	3,055
Annuitized Expense, 3 Years, Maximum [Dollars]	9,400
Annuitized Expense, 5 Years, Maximum [Dollars]	15,989
Annuitized Expense, 10 Years, Maximum [Dollars]	33,589
No Surrender Expense, 1 Year, Maximum [Dollars]	3,085
No Surrender Expense, 3 Years, Maximum [Dollars]	9,430
No Surrender Expense, 5 Years, Maximum [Dollars]	16,019
No Surrender Expense, 10 Years, Maximum [Dollars]	33,619
Premier Solutions Cornerstone | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,581
Surrender Expense, 3 Years, Maximum [Dollars]	12,010
Surrender Expense, 5 Years, Maximum [Dollars]	16,518
Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Annuitized Expense, 1 Year, Maximum [Dollars]	2,952
Annuitized Expense, 3 Years, Maximum [Dollars]	9,096
Annuitized Expense, 5 Years, Maximum [Dollars]	15,488
Annuitized Expense, 10 Years, Maximum [Dollars]	32,622
No Surrender Expense, 1 Year, Maximum [Dollars]	2,982
No Surrender Expense, 3 Years, Maximum [Dollars]	9,126
No Surrender Expense, 5 Years, Maximum [Dollars]	15,518
No Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Premier Solutions Cornerstone | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,435
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 5 Years, Maximum [Dollars]	15,762
Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Annuitized Expense, 1 Year, Maximum [Dollars]	2,798
Annuitized Expense, 3 Years, Maximum [Dollars]	8,638
Annuitized Expense, 5 Years, Maximum [Dollars]	14,732
Annuitized Expense, 10 Years, Maximum [Dollars]	31,154
No Surrender Expense, 1 Year, Maximum [Dollars]	2,828
No Surrender Expense, 3 Years, Maximum [Dollars]	8,668
No Surrender Expense, 5 Years, Maximum [Dollars]	14,762
No Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Premier Solutions Cornerstone | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,289
Surrender Expense, 3 Years, Maximum [Dollars]	11,123
Surrender Expense, 5 Years, Maximum [Dollars]	15,002
Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Annuitized Expense, 1 Year, Maximum [Dollars]	2,645
Annuitized Expense, 3 Years, Maximum [Dollars]	8,179
Annuitized Expense, 5 Years, Maximum [Dollars]	13,972
Annuitized Expense, 10 Years, Maximum [Dollars]	29,664
No Surrender Expense, 1 Year, Maximum [Dollars]	2,675
No Surrender Expense, 3 Years, Maximum [Dollars]	8,209
No Surrender Expense, 5 Years, Maximum [Dollars]	14,002
No Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Premier Solutions Cornerstone | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,095
Surrender Expense, 3 Years, Maximum [Dollars]	10,528
Surrender Expense, 5 Years, Maximum [Dollars]	13,981
Surrender Expense, 10 Years, Maximum [Dollars]	27,671
Annuitized Expense, 1 Year, Maximum [Dollars]	2,440
Annuitized Expense, 3 Years, Maximum [Dollars]	7,565
Annuitized Expense, 5 Years, Maximum [Dollars]	12,951
Annuitized Expense, 10 Years, Maximum [Dollars]	27,641
No Surrender Expense, 1 Year, Maximum [Dollars]	2,470
No Surrender Expense, 3 Years, Maximum [Dollars]	7,595
No Surrender Expense, 5 Years, Maximum [Dollars]	12,981
No Surrender Expense, 10 Years, Maximum [Dollars]	27,671
Premier Solutions Cornerstone | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,948
Surrender Expense, 3 Years, Maximum [Dollars]	10,080
Surrender Expense, 5 Years, Maximum [Dollars]	13,209
Surrender Expense, 10 Years, Maximum [Dollars]	26,128
Annuitized Expense, 1 Year, Maximum [Dollars]	2,286
Annuitized Expense, 3 Years, Maximum [Dollars]	7,103
Annuitized Expense, 5 Years, Maximum [Dollars]	12,179
Annuitized Expense, 10 Years, Maximum [Dollars]	26,098
No Surrender Expense, 1 Year, Maximum [Dollars]	2,316
No Surrender Expense, 3 Years, Maximum [Dollars]	7,133
No Surrender Expense, 5 Years, Maximum [Dollars]	12,209
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,128
Premier Solutions Chicago Public Schools
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.70%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,554
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.70%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,299	Highest Annual Cost: $2,554
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.70%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,299	Highest Annual Cost: $2,554
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,299
Highest Annual Cost [Dollars]	$ 2,554
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.70%
_____________________________________________________________________________________________(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses No5550
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]

(1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses 300.001.250.0050.0050.00
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.70%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.70%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-3.14%	6.29%	9.52%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Short-Term Bond	Federated Hermes Short- Term Income Fund - Service Shares* Adviser: Federated Investment Management Company Subadviser: N/A	0.66%	-3.38%	1.06%	1.01%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Mid-Cap Value	Fidelity Advisor® Value Strategies Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.37%	-7.82%	7.69%	9.75%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A (Formerly Franklin Mutual U.S. Value Fund) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.91%	-6.75%	4.83%	7.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.91%	-39.95%	6.19%	10.26%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.19%	-20.57%	4.02%	8.33%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser: N/A	1.29%	-5.76%	4.44%	7.97%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Foreign Small/Mid Value	Oakmark International Small Cap Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	1.34%	-14.46%	1.48%	5.53%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.25%	-14.81%	0.93%	4.40%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3573
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.08%	-16.34%	3.47%	8.84%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.45%	-19.75%	-1.82%	0.91%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-3.14%	6.29%	9.52%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.08%	-17.55%	3.93%	7.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
US Fund Allocation-- 70% to 85% Equity	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.90%	-6.76%	5.03%	7.10%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	-18.23%	9.26%	12.29%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.51%	-13.52%	6.18%	10.26%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.50%	-16.57%	5.42%	10.32%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	-17.58%	13.62%	13.85%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.91%	-17.47%	3.33%	9.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	-8.18%	2.26%	3.71%
US Fund Short-Term Bond	Federated Hermes Short- Term Income Fund - Service Shares* Adviser: Federated Investment Management Company Subadviser: N/A	0.66%	-3.38%	1.06%	1.01%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29%	-23.59%	5.81%	8.55%
US Fund Mid-Cap Value	Fidelity Advisor® Value Strategies Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.37%	-7.82%	7.69%	9.75%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A (Formerly Franklin Mutual U.S. Value Fund) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.91%	-6.75%	4.83%	7.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.23%	-28.67%	8.73%	11.12%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-9%	9.54%	12.19%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	-18.14%	1.78%	5.13%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.72%	-24.30%	5.06%	10.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-7.72%	5.38%	8.21%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	-13.43%	-0.39%	1.48%
US Fund Global Bond	Invesco International Bond Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	-12.97%	-2.73%	-0.53%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	-24.80%	2.66%	5.67%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	4.32%	9.26%	11.87%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.91%	-39.95%	6.19%	10.26%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.11%	1.35%	8.61%	10.21%
US Fund Allocation-- 50% to 70% Equity	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.86%	-16.62%	6.42%	8.16%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.80%	-33.73%	9.48%	12.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.19%	-20.57%	4.02%	8.33%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser: N/A	1.29%	-5.76%	4.44%	7.97%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	-21.90%	4.38%	8.65%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	-23.88%	10.64%	12.64%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	-12.32%	-0.61%	0.12%
US Fund Foreign Small/Mid Value	Oakmark International Small Cap Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	1.34%	-14.46%	1.48%	5.53%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.87%	-12.22%	1.71%	0.64%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.80%	-14.40%	-0.31%	0.75%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited;The Putnam Advisory Company LLC;	1.25%	-14.81%	0.93%	4.40%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	-17.13%	2.12%	4.43%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.35%	-18.66%	6.73%	9.32%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.26%	-21.47%	5.18%	9.12%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	-19.30%	-0.19%	0.23%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3573
Premier Solutions Chicago Public Schools | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Chicago Public Schools | NotaShortTermInvestmentMember
Prospectus:
Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Chicago Public Schools | CompanysClaimsPayingAbilityMember
Prospectus:
Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Chicago Public Schools | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Chicago Public Schools | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Chicago Public Schools | ContractSuspensionMember
Prospectus:
Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Chicago Public Schools | TaxConsequencesMember
Prospectus:
Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Chicago Public Schools | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Premier Solutions Chicago Public Schools | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Chicago Public Schools | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Chicago Public Schools | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Chicago Public Schools | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Chicago Public Schools | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(3.14%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Chicago Public Schools | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
Premier Solutions Chicago Public Schools | BlackRockSandP500IndexVIFundClassISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Premier Solutions Chicago Public Schools | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Premier Solutions Chicago Public Schools | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Premier Solutions Chicago Public Schools | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(24.30%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Premier Solutions Chicago Public Schools | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Premier Solutions Chicago Public Schools | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
Premier Solutions Chicago Public Schools | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Chicago Public Schools | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(13.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Chicago Public Schools | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(23.88%)
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Premier Solutions Chicago Public Schools | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Premier Solutions Chicago Public Schools | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Premier Solutions Chicago Public Schools | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(19.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
Premier Solutions Chicago Public Schools | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Premier Solutions Chicago Public Schools | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Chicago Public Schools | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(6.76%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Chicago Public Schools | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Chicago Public Schools | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Premier Solutions Chicago Public Schools | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Chicago Public Schools | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Premier Solutions Chicago Public Schools | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(23.59%)
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Premier Solutions Chicago Public Schools | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.67%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Chicago Public Schools | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.53%)
Premier Solutions Chicago Public Schools | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(24.80%)
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Premier Solutions Chicago Public Schools | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Chicago Public Schools | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Premier Solutions Chicago Public Schools | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Chicago Public Schools | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Premier Solutions Chicago Public Schools | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Chicago Public Schools | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Premier Solutions Chicago Public Schools | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
Premier Solutions Chicago Public Schools | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Chicago Public Schools | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
Premier Solutions Chicago Public Schools | ThornburgInternationalEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Premier Solutions Chicago Public Schools | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Premier Solutions Chicago Public Schools | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Solutions Chicago Public Schools | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(19.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Premier Solutions Chicago Public Schools | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Premier Solutions Chicago Public Schools | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(5.14%)
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	12.98%
Premier Solutions Chicago Public Schools | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(31.22%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Premier Solutions Chicago Public Schools | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Premier Solutions Chicago Public Schools | KeeleySmallCapDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Small Cap Dividend Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Keeley-Teton Advisors, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(5.76%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Premier Solutions Chicago Public Schools | FranklinMutualUSMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual U.S. Mid Cap Value Fund - Class A (Formerly Franklin Mutual U.S. Value Fund)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(6.75%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Premier Solutions Chicago Public Schools | InvescoTechnologyFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Premier Solutions Chicago Public Schools | JohnHancockNewOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock New Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(20.57%)
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Premier Solutions Chicago Public Schools | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;The Putnam Advisory Company LLC;
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Chicago Public Schools | FederatedHermesShortTermIncomeFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Federated Hermes Short-Term Income Fund - Service Shares*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Premier Solutions Chicago Public Schools | FidelityAdvisorValueStrategiesFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity Advisor® Value Strategies Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(7.82%)
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Premier Solutions Chicago Public Schools | OakmarkInternationalSmallCapFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	Oakmark International Small Cap Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Premier Solutions Chicago Public Schools | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant LoansDuring the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Chicago Public Schools | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Chicago Public Schools | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Chicago Public Schools | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,650
Surrender Expense, 3 Years, Maximum [Dollars]	12,217
Surrender Expense, 5 Years, Maximum [Dollars]	16,869
Surrender Expense, 10 Years, Maximum [Dollars]	33,330
Annuitized Expense, 1 Year, Maximum [Dollars]	3,024
Annuitized Expense, 3 Years, Maximum [Dollars]	9,309
Annuitized Expense, 5 Years, Maximum [Dollars]	15,839
Annuitized Expense, 10 Years, Maximum [Dollars]	33,300
No Surrender Expense, 1 Year, Maximum [Dollars]	3,054
No Surrender Expense, 3 Years, Maximum [Dollars]	9,339
No Surrender Expense, 5 Years, Maximum [Dollars]	15,869
No Surrender Expense, 10 Years, Maximum [Dollars]	33,330
Premier Solutions Chicago Public Schools | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,455
Surrender Expense, 3 Years, Maximum [Dollars]	11,626
Surrender Expense, 5 Years, Maximum [Dollars]	15,863
Surrender Expense, 10 Years, Maximum [Dollars]	31,381
Annuitized Expense, 1 Year, Maximum [Dollars]	2,819
Annuitized Expense, 3 Years, Maximum [Dollars]	8,699
Annuitized Expense, 5 Years, Maximum [Dollars]	14,834
Annuitized Expense, 10 Years, Maximum [Dollars]	31,351
No Surrender Expense, 1 Year, Maximum [Dollars]	2,849
No Surrender Expense, 3 Years, Maximum [Dollars]	8,729
No Surrender Expense, 5 Years, Maximum [Dollars]	14,864
No Surrender Expense, 10 Years, Maximum [Dollars]	31,381
Premier Solutions Chicago Public Schools | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,260
Surrender Expense, 3 Years, Maximum [Dollars]	11,034
Surrender Expense, 5 Years, Maximum [Dollars]	14,849
Surrender Expense, 10 Years, Maximum [Dollars]	29,393
Annuitized Expense, 1 Year, Maximum [Dollars]	2,614
Annuitized Expense, 3 Years, Maximum [Dollars]	8,087
Annuitized Expense, 5 Years, Maximum [Dollars]	13,819
Annuitized Expense, 10 Years, Maximum [Dollars]	29,363
No Surrender Expense, 1 Year, Maximum [Dollars]	2,644
No Surrender Expense, 3 Years, Maximum [Dollars]	8,117
No Surrender Expense, 5 Years, Maximum [Dollars]	13,849
No Surrender Expense, 10 Years, Maximum [Dollars]	29,393
Premier Solutions Chicago Public Schools | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,163
Surrender Expense, 3 Years, Maximum [Dollars]	10,736
Surrender Expense, 5 Years, Maximum [Dollars]	14,339
Surrender Expense, 10 Years, Maximum [Dollars]	28,384
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,781
Annuitized Expense, 5 Years, Maximum [Dollars]	13,309
Annuitized Expense, 10 Years, Maximum [Dollars]	28,354
No Surrender Expense, 1 Year, Maximum [Dollars]	2,541
No Surrender Expense, 3 Years, Maximum [Dollars]	7,811
No Surrender Expense, 5 Years, Maximum [Dollars]	13,339
No Surrender Expense, 10 Years, Maximum [Dollars]	28,384
Premier Solutions Chicago Public Schools | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,065
Surrender Expense, 3 Years, Maximum [Dollars]	10,439
Surrender Expense, 5 Years, Maximum [Dollars]	13,827
Surrender Expense, 10 Years, Maximum [Dollars]	27,365
Annuitized Expense, 1 Year, Maximum [Dollars]	2,409
Annuitized Expense, 3 Years, Maximum [Dollars]	7,473
Annuitized Expense, 5 Years, Maximum [Dollars]	12,797
Annuitized Expense, 10 Years, Maximum [Dollars]	27,335
No Surrender Expense, 1 Year, Maximum [Dollars]	2,439
No Surrender Expense, 3 Years, Maximum [Dollars]	7,503
No Surrender Expense, 5 Years, Maximum [Dollars]	12,827
No Surrender Expense, 10 Years, Maximum [Dollars]	27,365
Premier Solutions Chicago Public Schools | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,919
Surrender Expense, 3 Years, Maximum [Dollars]	9,991
Surrender Expense, 5 Years, Maximum [Dollars]	13,054
Surrender Expense, 10 Years, Maximum [Dollars]	25,817
Annuitized Expense, 1 Year, Maximum [Dollars]	2,255
Annuitized Expense, 3 Years, Maximum [Dollars]	7,010
Annuitized Expense, 5 Years, Maximum [Dollars]	12,024
Annuitized Expense, 10 Years, Maximum [Dollars]	25,787
No Surrender Expense, 1 Year, Maximum [Dollars]	2,285
No Surrender Expense, 3 Years, Maximum [Dollars]	7,040
No Surrender Expense, 5 Years, Maximum [Dollars]	12,054
No Surrender Expense, 10 Years, Maximum [Dollars]	25,817
Premier Solutions Chicago Public Schools | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,773
Surrender Expense, 3 Years, Maximum [Dollars]	9,541
Surrender Expense, 5 Years, Maximum [Dollars]	12,276
Surrender Expense, 10 Years, Maximum [Dollars]	24,246
Annuitized Expense, 1 Year, Maximum [Dollars]	2,101
Annuitized Expense, 3 Years, Maximum [Dollars]	6,546
Annuitized Expense, 5 Years, Maximum [Dollars]	11,247
Annuitized Expense, 10 Years, Maximum [Dollars]	24,216
No Surrender Expense, 1 Year, Maximum [Dollars]	2,131
No Surrender Expense, 3 Years, Maximum [Dollars]	6,576
No Surrender Expense, 5 Years, Maximum [Dollars]	11,277
No Surrender Expense, 10 Years, Maximum [Dollars]	24,246
Premier Solutions Chicago Public Schools | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,578
Surrender Expense, 3 Years, Maximum [Dollars]	8,940
Surrender Expense, 5 Years, Maximum [Dollars]	11,232
Surrender Expense, 10 Years, Maximum [Dollars]	22,115
Annuitized Expense, 1 Year, Maximum [Dollars]	1,896
Annuitized Expense, 3 Years, Maximum [Dollars]	5,925
Annuitized Expense, 5 Years, Maximum [Dollars]	10,202
Annuitized Expense, 10 Years, Maximum [Dollars]	22,085
No Surrender Expense, 1 Year, Maximum [Dollars]	1,926
No Surrender Expense, 3 Years, Maximum [Dollars]	5,955
No Surrender Expense, 5 Years, Maximum [Dollars]	10,232
No Surrender Expense, 10 Years, Maximum [Dollars]	22,115
Premier Solutions Chicago Public Schools | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,432
Surrender Expense, 3 Years, Maximum [Dollars]	8,487
Surrender Expense, 5 Years, Maximum [Dollars]	10,443
Surrender Expense, 10 Years, Maximum [Dollars]	20,489
Annuitized Expense, 1 Year, Maximum [Dollars]	1,743
Annuitized Expense, 3 Years, Maximum [Dollars]	5,458
Annuitized Expense, 5 Years, Maximum [Dollars]	9,414
Annuitized Expense, 10 Years, Maximum [Dollars]	20,459
No Surrender Expense, 1 Year, Maximum [Dollars]	1,773
No Surrender Expense, 3 Years, Maximum [Dollars]	5,488
No Surrender Expense, 5 Years, Maximum [Dollars]	9,444
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 20,489